                                                                                        Registration No. 333-135513
                                                                                                 File No. 811-21916

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         [X]
Pre-Effective Amendment No.                                                                                     [ ]
Post-Effective Amendment No. 1                                                                                  [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                 [X]
Amendment No. 3                                                                                                 [X]

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                                          Oppenheimer SMA Core Bond Fund
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                                (Exact Name of Registrant as Specified in Charter)

                              6803 South Tucson Way, Centennial, Colorado 80112-3924
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                                (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                                               Robert G. Zack, Esq.
                                              OppenheimerFunds, Inc.
                   Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [X]      immediately upon filing pursuant to paragraph (b)
       [   ]    on April 29, 2008 pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       [   ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer SMA Core Bond Fund

Prospectus dated April 29, 2008                              Oppenheimer SMA Core Bond Fund (the "Fund") is a mutual
                                                             fund that seeks total return. It invests primarily in
                                                             investment-grade bonds and U.S. government securities.

                                                                   Shares of the Fund may be purchased only by or on
                                                             behalf of separately managed account clients
                                                             ("wrap-fee" accounts) who have retained OFI Private
                                                             Investments Inc. or certain of its affiliates
                                                             (individually or collectively referred to as "OFI PI"),
                                                             to manage their accounts pursuant to an investment
                                                             management agreement with OFI PI and/or a managed
                                                             account program sponsor as part of a "wrap-fee" program.

                                                                   This prospectus contains important information
                                                             about the Fund's objective, investment policies,
                                                             strategies and risks. It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund. Please read this prospectus carefully before you
                                                             invest and keep it for future reference about your
                                                             account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

CONTENTS

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

Principal Risks of Investing in the Fund

The Fund's Performance

Fees and Expenses of the Fund

About the Fund's Investments

How the Fund is Managed

INVESTING IN THE FUND

How to Buy and Sell Shares

Dividends, Capital Gains and Taxes

Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks total return by investing mainly in debt instruments.

WHAT DOES THE FUND MAINLY INVEST IN? Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities. The Fund's non-fundamental policy of investing at least 80% of its net assets in debt securities will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days' written notice of the change. Investment grade debt securities may include:

o        domestic and foreign corporate debt obligations,
o        domestic and foreign government bonds, including U.S. government securities, and
o        mortgage-related securities (including collateralized mortgage obligations ("CMOs")) issued by private issuers.

         In general, these debt securities are referred to as "bonds." The Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These investments include mortgage-related U.S. government securities and CMOs. The Fund may also invest in money market instruments and other debt obligations.  The Fund can invest up to 20% of its total assets in high yield debt securities that are below investment grade (commonly referred to as "junk bonds").

The Fund can also use derivative instruments, including futures, swaps, CMOs and "structured" notes, to seek higher investment returns or to manage investment risks.  These investments are more fully explained in "About the Fund's Investments," below.

         There is no set allocation of the Fund's assets among the classes of securities the Fund buys, but the
Fund focuses its portfolio investments mainly on U.S. government securities and investment-grade debt securities.
If market conditions change, however, the Fund's portfolio managers may change the relative allocation of the
Fund's assets.

         In attempting to reduce the volatility of the Fund's portfolio, the Fund seeks to maintain an average effective portfolio duration (discussed below) of three to six years (measured on a dollar-weighted basis). The
Fund may invest in debt instruments with short-, medium- or long-term maturities. In managing the Fund's portfolio, the portfolio managers may deviate from the Fund's duration targets because of market events and interest rate changes. The Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), will attempt to maintain the overall weighted average credit quality of the Fund's portfolio at a rating of "A-" (or equivalent)
or higher from any nationally recognized statistical rating organization ("NRSRO"). These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHICH SECURITIES TO BUY OR SELL? In selecting securities, the Fund's portfolio managers analyze investment opportunities and risks in different sectors of the debt securities markets. In addition, the portfolio managers analyze, among other factors, prevailing business cycles and relative values and spreads between fixed income investments in the corporate and government sectors. The portfolio managers currently focus on the following (which may vary in particular cases and may change over time) when selecting an investment for the Fund:

o        Debt securities in market sectors that offer attractive relative value,
o        Investment grade securities that offer more income than U.S. treasury obligations with a good balance of risk and return,
o        High income potential from different types of corporate and government securities, and
o        Broad portfolio diversification to help reduce the volatility of the Fund's share prices.

         In determining whether to invest in, hold or sell securities, the portfolio managers will monitor individual issuers, focusing on changes in the factors listed above. Generally, the "total return" sought by the
Fund consists of income earned on the Fund's investments plus capital appreciation of the investments, if any, which generally results from positive events that raise the price of the fixed income instrument and may include a decrease in interest rates, ratings upgrades of the issuer or the issuer's industry sector, improved earnings reports of the issuer, potential mergers, acquisitions or dispositions, management changes, positive product developments or market-related events.

FOR WHOM IS THE FUND DESIGNED? The Fund is designed for investors seeking total return from a fund that invests primarily in investment-grade debt securities, but which may also invest in high yield, below investment-grade debt instruments. Investors should be willing to assume the degree of credit and interest rate risk that a fund that typically invests a significant amount of its assets in corporate debt securities possesses. The Fund is intended as a long-term investment and not a short term trading vehicle. In addition, the Fund may be appropriate as part of an investor's overall retirement planning. The Fund is not a complete investment program.

         Shares of the Fund are designed for, and may be purchased only by or on behalf of, separately managed account ("SMA") clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program. Investors cannot purchase shares directly from the Fund.

Principal Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. These factors include changes in general bond market movements in the U.S.
and abroad (this is referred to as "market risk"). There is also the risk that poor security selection by the
Manager will result in the Fund's underperforming other funds with similar objectives and risks.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security may not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and, if the issuer fails to repay principal, the value of the debt security and the Fund's share price may fall. A downgrade in an issuer's credit rating or other negative news about the issuer can reduce the market value of the issuer's securities.

         Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk, and securities issued by other agencies of the U.S.
government generally have low credit risks. Securities issued by private issuers have greater credit risks.

Special Risks of Lower-Rated Securities. The Fund may invest up to 20% of its total assets in securities rated below investment grade (including convertible securities). The Fund's portfolio will, therefore, have greater credit risk exposure than that of funds whose portfolios consist only of investment-grade securities. Debt securities that are below investment grade may be subject to greater price fluctuations and risk of loss of income and principal than investment-grade debt securities. Securities that are, or that have fallen, below investment-grade are exposed to a greater risk of default than investment-grade securities. There may be less of a market for these securities, making them harder to value or sell at an acceptable price. These risks may reduce the Fund's share price and the income it may earn. In times of credit tightening or geopolitical, economic or financial crisis, prices of many below investment grade securities may be negatively affected in a similar, highly correlated manner, resulting in significant losses to the Fund's portfolio and its share price.

INTEREST RATE RISK. The values of debt securities are subject to change when prevailing interest rates change.
Generally, there is an inverse relationship between interest rates and the price of debt instruments. When interest rates fall, the value of already-issued debt securities generally rise (and may sell at a premium from their face amount) and when interest rates rise, the value of already-issued debt securities generally fall (and may sell at a discount from their face amount). The magnitude of these fluctuations will often be greater for longer-term debt securities than for shorter-term debt securities. The Fund's share price may fluctuate when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. In addition, when interest rates fall, the Fund's investments in new debt securities may be at lower yields, which could reduce the Fund's income.

         At times, the Fund may invest more of its assets in longer-term debt instruments. When the average effective duration of the Fund's portfolio is longer, the Fund's share price will be more sensitive to interest rate changes. The Fund may also invest in zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments). Generally, the price of these derivative securities will be more volatile and sensitive to changes in interest rates than conventional debt securities.

PREPAYMENT RISK. Prepayment risk is the uncertainty related to unscheduled prepayment of principal in excess of scheduled principal repayment. Early repayment of principal on some mortgage-related securities may expose the
Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.
The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase.

         If prepayments of underlying mortgages of a CMO occur at a faster rate than expected when interest rates fall, the market value and yield of the CMO may be reduced. If interest rates rise rapidly, prepayments may occur at a slower rate than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security (that is, extension risk). That may cause the CMO's value to fluctuate more widely in response to changes in interest rates. In turn, this may cause the value of the Fund's shares to be more volatile.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of its price. Prices of interest-only and principal-only "stripped" securities may be particularly volatile and sensitive to changing interest rates.

RISKS OF USING DERIVATIVE INVESTMENTS.    The Fund can use derivatives to seek higher investment returns or to manage investment risks (for example, hedging against other portfolio investments). In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures, swaps, forward contracts, interest-only and principal-only securities, structured notes, asset-backed securities and certain mortgage-related securities, including CMOs, are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment.
Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund may suffer losses or realize less return than anticipated. Some derivatives may be illiquid, making it difficult to value or to sell them at an acceptable price.  Derivatives also present the risk of leverage.  Leverage exists when an investor achieves the right to a return on a total investment amount that exceeds the cash amount the investor contributed in making the investment. The Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

         The Fund has limits on the amount of certain types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the portfolio managers' current view of the overall risk profile of the Fund and how these risks may affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the
Fund. When you redeem your shares, they may be worth more or less than what you paid for them. The Fund's share price will change daily based on changes in interest rates, market prices of securities, market conditions and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.
Debt securities are subject to market, credit and interest rate risks that may affect their values and the Fund's share price. Prepayment risk of mortgage-backed securities may cause the Fund to reinvest proceeds of its investments in lower-yielding securities that may lower the Fund's total return.
The Fund is generally more aggressive than a bond fund that invests primarily in U. S. government securities, however, the Fund is less aggressive than a high-yield bond fund or a fund that invests solely in foreign or emerging market debt securities.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
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The Fund's Performance

This prospectus does not include performance information because, as of the date of this prospectus, the Fund does not have a full calendar year of operations. After the Fund has been in operation for a full calendar year, you may contact your adviser or the "wrap-fee" program sponsor to obtain the Fund's performance information.  If you would like to review performance information of a fund that is managed in a substantially similar manner as the Fund (i.e., that has the same investment adviser, portfolio managers, investment objectives, policies, strategies and risks as this Fund), please see Appendix A. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical. Past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

The table below shows the net expenses of the Fund as 0.05%, reflecting the fact that the Manager is absorbing almost all expenses of operating the Fund, and is waiving or reimbursing any fees to the Fund except extraordinary expenses, transfer agent fees and fees paid to the Trustees who are not "interested persons" of the
Fund (the "Independent Trustees") under the Investment Company Act of 1940, as amended (the "Investment Company
Act"). The Fund is an investment option for certain separately managed account ("SMA") strategies offered through certain "wrap-fee" programs sponsored by investment advisers and broker-dealers that are not affiliated with the
Fund, the Manager or OFI PI for which OFI PI receives compensation pursuant to an investment management agreement. Investors in the "wrap-fee" programs pay a "wrap" fee to the sponsor of the program.  Those fees and expenses are not reflected in this prospectus. The "wrap-fee" brochure provided to you by the program sponsor or your adviser includes information about the fees charged to you by the program sponsor.  You should read it carefully.

         Because the fund was not in operation for a full fiscal year, the numbers below are based on the Fund's estimated expenses, annualized for its first fiscal year ended December 31, 2007, based on estimated average daily net assets of $25 million. Future expenses may be higher or lower than those indicated below.

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Shareholder Fees (fees paid directly from your investment)
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Maximum Sales Charge (Load) Imposed on Purchases                                                        None
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Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                             None
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Maximum Contingent Deferred Sales Charge                                                                None
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Redemption Fee                                                                                          None
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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Management Fees                                                                                        0.35%
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Distribution and/or Service (12b-1) Fees                                                               None
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Other Expenses(1)                                                                                      0.19%
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Total Annual Operating Expenses                                                                        0.54%
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Less Fee Waiver/Expense Reimbursement(2)                                                             (0.49%)
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Net Annual Fund Operating Expenses                                                                     0.05%
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Examples. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

         The example applies whether or not you redeem your shares and assumes that your investment has a 5%
return each year and that the operating expenses are those shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example:

------------------- ------------------
      1 year             3 years
------------------- ------------------
------------------- ------------------
        $5                 $16
------------------- ------------------
1.       The amount under "Other Expenses" reflects the estimated amount of transfer agent fees, custodial expenses, accounting and legal expenses, and other expenses that would be paid if the Manager had not agreed to pay or reimburse them.
2.       The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the Independent Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program's sponsor.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this prospectus. The
Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager seeks to reduce risks by carefully researching securities before they are purchased.
However, changes in the overall market prices of securities can occur at any time. The share price of the Fund will usually change daily based on changes in interest rates, in the market prices of securities, market conditions and other economic events. The Fund will attempt to reduce its investment portfolio's exposure to security-specific risk by diversifying its investments, that is, by not investing too great a percentage of the
Fund's assets in any one issuer. The Fund will not invest more than 25% or more of its total assets in any one industry or group of related industries.

         In analyzing debt securities, the Manager will not rely solely on analyses issued by NRSROs and other rating organizations, but will also conduct its own analysis focusing on the business and economic factors that affect an issuer. The Fund may invest in debt securities that are rated by an NRSRO or unrated debt securities that are assigned an equivalent rating by the Manager. "Investment-grade" rated securities are those in the four highest rating categories of NRSROs, including those given a comparable rating by the Manager. A description of the ratings definitions and categories is included in Appendix A to the Statement of Additional Information.

U.S. Government Securities. Not all of the U.S. government securities the Fund may invest in are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Some of the
U.S. government securities are backed by the right of the issuing entity to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. The different types of securities described below are generally referred to as "U.S. government securities" in this prospectus.

o        U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and
         Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund may purchase U. S. Treasury securities that have been "stripped" of their coupons and zero-coupon securities described below.

o        Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
         government. Some of these securities are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association ("Ginnie Mae") pass-through mortgage certificates, while others are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes") and Federal Home Loan
         Mortgage Corporation obligations ("Freddie Macs").

o        Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs that are
         U.S. government securities are collateralized to secure payment of interest and principal. These securities may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S.
         agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund may have substantial portion of its assets invested in mortgage-related U.S. government securities. CMOs and other types of mortgage-related securities may be considered derivative investments.

         The price and yield of a CMO are determined, in part, by assumptions about the expected future cash flows of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of the underlying mortgages to change. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. This volatility in the price and yield of the CMO may have a negative effect on the Fund's share price.

Other Debt Securities. While the Fund invests primarily in investment-grade debt securities, it is not required to sell a debt security that falls below investment grade after the Fund purchases it (including debt securities that are in default). The portfolio managers will, however, closely monitor these securities to determine whether the Fund should sell or continue to hold them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         While investment-grade securities are subject to risks of non-payment of interest and principal, in general, higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. As described above, debt securities that are below investment grade may be subject to greater price volatility and risk of loss of income and principal than investment-grade debt securities. There may be less of a market for these securities, making them harder to value or sell at an acceptable price. These risks may reduce the Fund's share price.

The Fund's Portfolio "Duration" Strategy. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. For example, the price of a bond fund with a duration of five-years would be expected to fall approximately 5% if interest rates rose by one percentage point (1% or 100 basis points), while the price of a bond fund with a duration of one-year would be expected to fall approximately 1% on a one percentage point rise.

         The Fund measures the duration of its entire portfolio of securities on a dollar-weighted basis, to try to maintain an average effective duration of its portfolio of three to six years under normal market conditions
(that is, when financial markets are not in a volatile state). Duration, however, cannot be relied on as an exact prediction of future volatility. There can be no assurance that the Fund will achieve its targeted portfolio duration.

         Duration calculations rely on a number of assumptions and variables are used that are based on historical data about similar securities and underlying assets. When managing the Fund's targeted duration, the portfolio managers may be unable to obtain their targeted duration level because of unanticipated economic events or conditions relating to a particular security or variable used in managing the Fund's targeted duration. In the case of CMOs, duration calculations are based on historic rates of prepayments of similar underlying mortgages.
If the mortgages underlying the Fund's investments are prepaid at a different rate than forecasted, the duration calculation for the security may be incorrect. Although the portfolio managers will frequently monitor the Fund's duration, there is no assurance that the Fund will maintain its targeted duration level.

Foreign Debt Securities. The Fund typically invests a portion of its assets in foreign debt securities. The Fund, however, may not invest more than 20% of its net assets in foreign debt securities. The Fund may invest in debt securities issued by foreign governments or companies, as well as "supranational" entities, such as the World
Bank. The Fund's investments may include bonds, debentures, and notes, including derivative investments called
"structured" notes, described below. The Fund may invest in securities of governments and companies in both developed markets and emerging markets. Debt securities issued or guaranteed by a foreign government or its agencies may not be backed by the "full faith and credit" of the government and therefore, will be subject to a greater degree of credit risk than debt securities issued or guaranteed by the U.S. government. The Fund's foreign debt investments may be denominated in U.S. dollars or in foreign currencies. The Fund may buy foreign currency or related derivative instruments in connection with the purchase and sale of foreign securities to manage currency risk.

Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by changes in value of a foreign currency against the U.S. dollar.

Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to
"time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE"), when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

         Additionally, issuers of foreign debt securities may not be subject to the same degree of regulation as
U.S. issuers. Reporting, accounting, auditing and disclosure standards of foreign countries may differ significantly from U.S. standards. Also, foreign taxes, currency regulations, or political changes could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation in a particular country, the Fund could lose its entire investment in foreign securities associated with that country. Adverse conditions in a particular country can adversely affect the debt securities of issuers in other countries in the region, including those whose economies appear to be unrelated. If the Fund invests a significant portion of its assets in a particular geographic region, it will generally have more exposure to the regional economic risks associated with foreign investments.

Special Risks of Emerging and Developing Markets. Securities in emerging and developing markets present risks not found in more mature markets. Emerging markets might have less developed trading markets, exchanges and legal and accounting systems, and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. Securities of companies in emerging market countries may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.
         Investments in emerging market countries may be speculative.

Derivative Investments and Strategies. The Fund can invest in a number of different kinds of "derivative"
     investments to manage investment risk or to seek higher investment returns. In the broadest sense, option contracts, futures contracts, forward contracts, swap contracts, interest-only and principal-only securities, structured notes, asset-backed securities, and CMOs may be considered "derivative investments."

o        Hedging. The Fund may use derivative investments to hedge against other portfolio investments or risks in the Fund's portfolio. These are referred to as "hedging instruments."  The Fund could buy and sell hedging instruments for a number of purposes. It might hedge to try to manage its exposure to changing securities prices, to establish a position in the market as a temporary substitute for purchasing individual securities, or to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

     There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return, possibly substantially. For example, when the Fund writes a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The Fund could also experience losses if the price of a derivative instrument is not properly correlated with the hedged investment or if the Fund cannot close out a position because of an illiquid market. Other hedging strategies (for example, options transactions) involve the payment of premiums and can increase portfolio turnover.

o        Credit Default Swaps.  The Fund may enter into credit default swaps.  A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring.  The terms of the instrument are generally negotiated by the Fund and the swap counterparty.

     If the Fund buys credit protection using a credit default swap, the Fund will make fixed payments to the counterparty.  If a credit event occurs, the Fund will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds.  If the Fund sells credit protection using a credit default swap, the Fund will receive fixed payments from the counterparty.  If a credit event occurs, the Fund will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount.

     Credit default swaps are subject to counterparty credit risk (if the counterparty fails to meet its obligations).  They are subject to the risk that the Fund will not properly assess the cost of the instrument.  If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds.  If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

o        "Structured" Notes. The Fund can buy "structured" notes, which are specially designed derivative debt investments whose payments of principal or interest payments are linked to the value of a security, interest rate, index (such as a currency or securities index), asset or other economic variable. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

     The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying index, security or other variable. They are subject to both credit and interest rate risks, and the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying index, security or other variable does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment at an acceptable price.

o        Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest.
     These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, as well as interest rate and prepayment risks.  Neither the Fund nor the
     Manager selects the loans or other assets that are included in the pools or the collateral backing those pools.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information specifically states that it is fundamental.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund may also use the investment techniques and strategies described below. The Fund may not always use all of these techniques and strategies, which have their own risks, although some are designed to help reduce overall investment or market risks. There can be no assurance that the Manager will be successful in using these techniques and strategies.

Forward Rolls. The Fund may enter into "forward roll" (also referred to as "mortgage dollar roll") transactions with respect to mortgage-related securities. A forward roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that were sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund.

         Forward roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. In addition, if the broker-dealer to whom the Fund sells securities becomes insolvent, the Fund's right to purchase or repurchase securities may be restricted. Successful use of forward roll transactions may depend upon the portfolio managers'
ability to correctly predict interest rates and prepayments.

Zero-Coupon and "Stripped" Securities. The Fund may invest in government and private issuer debt securities that are zero-coupon bonds. Zero-coupon bonds pay no stated interest and are issued at a substantial discount from their face value, which provides the investor with an implied rate of interest on the bond. Stripped securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments.
One component may receive all the interest ("interest-only securities") and the other all the principal payments
("principal-only securities") from the underlying pool of mortgages. The values of stripped mortgage-related securities are very sensitive to interest rate changes and prepayments of the underlying pool of mortgages.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay the imputed income on zero coupon securities without receiving the actual cash. The values of interest-only and principal-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. The market for these securities may be limited, making it difficult for the Fund to value or to sell its holdings at an acceptable price.

Preferred Stock. Unlike common stock, preferred stock typically has a stated dividend rate. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares. With "auction rate preferred stock," the preferred stock's dividend rate is adjusted periodically, often every seven weeks, through a bidding process known as a "Dutch auction." Preferred stock may be "participating"
stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.
Generally, when interest rates rise, the value of preferred stock having a fixed dividend rate will fall. In the event of an issuer's liquidation, the rights of preferred stock on distribution of the corporation's assets are generally subordinate to the rights associated with the corporation's debt securities, but preferred over common stock.

Private-Issuer Securities. The Fund may invest in securities issued by private issuers that do not offer the credit backing of the U.S. government. These investments may include multi-class debt or pass-through certificates secured by mortgage loans. These investments may also be issued by banks, savings and loans, mortgage bankers or special trusts. The Fund may buy other types of asset-backed securities that are collateralized by loans or other assets or receivables. Private-issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks discussed above), although in some cases the credit risk of these securities may be mitigated by insurance, third-party guarantees or other types of credit enhancements.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional buyers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Short-Term Debt Securities. The Fund may invest in high quality, short term money market instruments, including obligations of the U.S. Government and its agencies, short-term corporate debt obligations, bank certificates of deposit and bankers' acceptances, and commercial paper.

Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed
25% of its net assets, in accordance with Securities Lending Guidelines approved by the Fund's Board. The Fund has entered into a securities lending agreement with JPMorgan Chase Bank, N.A. for that purpose. Under the agreement, the Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the
Securities Lending Guidelines and applicable government regulations. JPMorgan Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, the Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The
Fund may also lose money if the value of the collateral decreases.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in Class E shares of Oppenheimer Institutional Money Market Fund, to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a
registered open-end management investment company, regulated as a money market fund under the Investment Company
Act and is part of the Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional
Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the
Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer
Institutional Money Market Fund.

Temporary Defensive, Cash Management and Interim Investments. In times of unstable or adverse market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. These would ordinarily include United States government securities, highly rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover. The Fund's investment process may cause the Fund to engage in active and frequent trading.
Therefore, the Fund may engage in short-term trading in seeking to achieve its objective and as a result, have a portfolio turnover rate in excess of 100%. Portfolio turnover increases the brokerage and other transaction costs paid by the Fund, which may result in reduced performance. Most of the Fund's portfolio transactions, however, are expected to be principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it generally pays those gains to shareholders, increasing their taxable distributions.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.35%, and the Fund does not pay any other fee for the Manager's services. A portion of the "wrap-fee" that investors pay to the "wrap-fee" program sponsor may be attributed to the management of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contracts is available in the Fund's Annual report to shareholders for the fiscal period ended December 31, 2007.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Angelo
Manioudakis, Benjamin J. Gord, Geoffrey Caan, Antulio N. Bomfim, and Thomas Swaney, who are primarily responsible for the day-to-day management of the Fund's investments.

         Mr. Manioudakis has been a Vice President and portfolio manager of the Fund since its inception and a
Senior Vice President of the Manager and of HarbourView Asset Management Corporation since April 2002. He has been a Senior Vice President of OFI Institutional Asset Management, Inc. since June 2002. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Manioudakis was Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from
August 1993 through April 2002.

         Mr. Gord has been a Vice President and portfolio manager of the Fund since its inception and a Vice
President of the Manager since April 2002. He is also a portfolio manager and officer of other portfolios in the
OppenheimerFunds complex. Mr. Gord was an Executive Director and a senior fixed income analyst at Miller,
Anderson & Sherrerd, a division of Morgan Stanley Investment Management from April 1992 through March 2002.

         Mr. Caan has been a Vice President and portfolio manager of the Fund since its inception and a Vice
President of the Manager since August 2003. He is also a portfolio manager and officer of other portfolios in the
OppenheimerFunds complex. Mr. Caan was a Vice President of ABN AMRO N.A., Inc. from June 2002 through August
2003, and a Vice President of Zurich Scudder Investments from January 1999 through June 2002.

         Mr. Bomfim has been a Vice President and portfolio manager of the Fund since its inception and a Vice
President of the Manager since October 2003. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Bomfim was a Senior Economist at the Board of Governors of the Federal Reserve
System from June 1992 to October 2003.

         Mr. Swaney has been a Vice President and portfolio manager of the Fund since its inception and a Vice
President of the Manager since April 2006. He is also a portfolio manager and officer of other portfolios in the
OppenheimerFunds complex. Mr. Swaney was a senior analyst of the Manager's High Grade Investment Team from June
2002 to March 2006. Prior to joining the Manager in June 2002, Mr. Swaney was a senior fixed income analyst at
Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from May 1998 through May 2002.

The Statement of Additional Information provides additional information about the portfolio management team's compensation, other accounts they manage and their ownership of Fund shares.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by or on behalf of separately managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI
PI and/or a managed account program sponsor as part of a "wrap-fee" program. In most cases, purchase orders are made based on instructions from OFI PI, in its capacity as investment adviser or sub-adviser to your wrap account, to the broker-dealer who executes trades for your account. OFI PI is an affiliate of the Fund and the
Manager. Individual investors cannot buy shares of the Fund directly.

         Purchase orders are processed at the net asset value (NAV) next calculated after the broker-dealer receives the order on behalf of the client account. The broker-dealer must receive the order by the time the NYSE closes, which is normally 4:00 p.m. Eastern time. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined.

         The Fund's distributor, OppenheimerFunds Distributor, Inc. (the "Distributor"), may appoint servicing agents to accept purchase and redemption orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Dealers that perform account transactions for their clients by participating in NETWORKING through National
Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

         For more information about your investment in a "wrap-fee" program, including any minimum initial and additional investments, please refer to the "wrap-fee" brochure provided to you by the program sponsor or your adviser.

-------------------------------------------------------------------------------------------------------------------
Information about your investment in the Fund through the applicable separately managed account "wrap-fee"
program can be obtained from your adviser or the wrap program sponsor. Information about the Fund may also be obtained from OFI PI.  Instructions for buying or selling your wrap account investment, including shares of the
Fund, should be given to your financial adviser, not directly to the Fund or its Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

How Are Shares Redeemed? In most cases, redemption orders are made based on instructions from OFI PI, in its capacity as investment adviser or sub-adviser to your wrap account, to the broker-dealer who executes trades for your account. Redemption orders are processed at the NAV next calculated after they are received in proper form and accepted by the Transfer Agent. To receive the redemption price calculated on a particular, regular business day, your order must be received by the Transfer Agent by the close of business of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.

         Redemption proceeds will ordinarily remain in a shareholder's "wrap-fee" account and may be reinvested at the discretion of OFI PI or on instructions from your wrap fee adviser. The Fund normally sends payment to the wrap-fee account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission (the "SEC"),
payment may be delayed or suspended.

         The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above or as otherwise described in the Statement of Additional Information. Each investor, by purchasing shares, agrees to any such redemption.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption value of your shares may be more or less than the amount that you originally paid for them.

Shares may be "redeemed in kind" under unusual circumstances, such as a lack of cash in the Fund's portfolio to meet redemptions. This means that the redemption proceeds will be paid to you in liquid securities from the
Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as you convert the securities into cash.

AT WHAT PRICE ARE SHARES SOLD? When you buy shares of the Fund, you pay the NAV. This is the "offering price" of the shares. There are no initial, deferred or asset based sales charges. The offering price that applies to a purchase order is based on the next calculation of the NAV per share that is made after the purchase order is received, either by the Distributor at its offices in Colorado, or by any agent appointed by the Distributor to receive orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The
         NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund's assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
         Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the
         Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share. In addition, the discussion of "time-zone arbitrage" describes effects that the Fund's fair value pricing policy is intended to counteract.

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the
         Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S.
markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Market Timing Policy. In general, the practice of "market timing," which includes short-term or excessive trading of a fund's shares and other abusive trading practices, may have a detrimental effect on a fund and its shareholders. Depending upon various factors such as a fund's size and the amount of its assets maintained in cash, market timing by a fund's shareholders may interfere with the efficient management of a fund's portfolio, increase transaction costs and taxes, and harm the performance of a fund and its shareholders' investments.

The Fund does not offer an exchange policy, and therefore is not subject to excessive exchange activity (or the limitations on exchanges that may apply to other funds) and because all purchase and redemption orders for the
Fund are initiated by the advisers to the "wrap-fee" accounts, wrap account investors are not able to purchase or redeem Fund shares directly. Fund shares may be purchased or redeemed on a frequent basis, however, for rebalancing purposes or in order to invest new monies (including dividends or distributions received in a wrap account) or to accommodate reductions in account size. The Distributor monitors the Fund's trading activity and has the ability to reject any purchase order that the Distributor believes is inconsistent with "wrap-fee"
program investment allocation strategies or any purchase order that would adversely affect the Fund or its shareholders.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. The financial intermediaries that may receive payments also include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or
"servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial
Industry Regulatory Authority (FINRA), formerly known as the NASD) designed to increase sales representatives'
awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The
Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Portfolio Holdings. The Fund's portfolio holdings will be included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the SEC no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund will be made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information.

Patriot Act Anti-Money Laundering Requirements. The USA Patriot Act (the "Patriot Act"), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. The Fund intends to rely on the "wrap-fee" program sponsor and your adviser to make the determinations required by the Patriot Act. The Fund reserves the right, however, to request identifying information, including your name, your date of birth (for a natural person), your residential street address or principal place of business, your Social Security Number or Employer Identification Number, or
other government issued identification. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer Agent may use the information to verify the identity of investors or the status of financial advisers and may reject purchase orders or redeem any amounts in the Fund if they are unable to do so. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income on each regular business day and pay those dividends monthly. Daily dividends will not be declared or paid on newly purchased shares until Federal
Funds are available to the Fund from the purchase payment for the shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends. Dividends (and any capital gains distributions) will be paid to your "wrap-fee" account.  Dividends will remain invested in a shareholder's "wrap-fee" account and may be reinvested in shares of the Fund or other securities at the discretion of OFI PI or on instructions from your
"wrap fee" adviser.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Although dividends are generally taxable as ordinary income, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent that the dividends are attributable to "qualified dividend income" received by the Fund. "Qualified dividend income" generally consists of dividends received from U.S. corporations (other than dividends received from tax-exempt organizations and certain dividends from real estate investment trusts and other regulated investment companies) and from certain foreign corporations.

         Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue
Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds if you fail to furnish your correct, certified Social Security or Employer Identification Number, or if
you under-report your income to the Internal Revenue Service.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial  performance for the fiscal period July 23, 2007  (commencement of operations) through December 31, 2007. Certain information reflects financial results for a single Fund share.  The total  returns in the table  represent the rate that an investor  would have earned (or lost) on an  investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's  independent  registered  public accounting firm, whose report, along with the Fund's financial  statements,  is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED DECEMBER 31,                                              2007 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $       10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                   .26
Net realized and unrealized gain (loss)                                   .20
                                                                ----------------
Total from investment operations                                          .46
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.26)
Distributions from net realized gain                                     (.03)
                                                                ----------------
Total dividends and/or distributions to shareholders                     (.29)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $       10.17
                                                                ================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                       4.61%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $      25,565
--------------------------------------------------------------------------------
Average net assets (in thousands)                               $      25,034
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                    5.78%
Total expenses                                                           0.77%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                       0.00% 5
--------------------------------------------------------------------------------
Portfolio turnover rate 6                                                  48%

1. For the period from July 23, 2007 (commencement of operations) to December
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage related securities as follows:

                             PURCHASE TRANSACTIONS          SALE TRANSACTIONS
      -----------------------------------------------------------------------
      Period Ended December 31, 2007   $21,170,290                $20,971,756

                                Appendix A

    The bar chart  and table  shown  below do not show the  performance  of the
Fund.  Because the Fund is being  offered to the public for the first time as of the date of this prospectus,  the Fund does not have any prior operating history or performance.

     The performance information shown is that of the Oppenheimer Core Bond Fund
("Core  Bond  Fund") and not that of the Fund.  The Core Bond Fund is managed by the same  investment  adviser and portfolio  managers that manage the Fund, with substantially similar investment objectives,  policies,  strategies and risks as the  Fund.  The  performance  of the Core  Bond  Fund may  assist  investors  in evaluating the Fund by providing information regarding the performance of a fund that is managed by the same  investment  adviser  and  portfolio  manager as the
Fund, with substantially similar investment objectives, policies, strategies and risks as the Fund.  The Fund was not in  existence  at the time of the Core Bond
Fund's performance listed in the chart and table below.

     The Core  Bond  Fund's  past  performance  should  not be  considered  as a substitute  for the  performance  of the  Fund and is not an  indication  of the future  performance  of the Fund.  You should not assume that the Fund will have the same performance as the Core Bond Fund. The Fund's future performance may be greater or less than the  performance  of the Core Bond Fund due to, among other things,  differences  in the  expenses,  fees and cash flows of the Fund and the sales charges applicable to the shares of the Core Bond Fund.

     The bar chart and table below show one measure of the risks of investing in the Core Bond Fund, by showing changes in Core Bond Fund's  performance (for its
Class A shares) from year to year for the last ten calendar years and by showing how the average annual total returns of Core Bond Fund's shares, both before and after taxes,  compared to those of a  broad-based  market  index.  The after-tax returns for the other classes of shares of the Core Bond Fund will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In  certain  cases,  the  figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares"  may be higher  than the  other  return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your  individual  tax  situation.  The after-tax returns set forth below are not relevant to investors who hold their Fund shares
through   tax-deferred   arrangements  such  as  401(k)  plans  or  IRAs  or  to
institutional   investors  not  subject  to  tax.  The  Fund's  past  investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

     Graphic  material  included in the  prospectus  of Core Bond Fund under the heading "Annual Total Returns (Class A) (as of 12/31 each year)":

     A bar chart of the Core Bond Fund,  depicting the annual total returns of a hypothetical  investment in Class A shares of the Core Bond Fund for each of the last ten calendar years,  without  deducting sales charges,  is included in Core
Bond Fund's  prospectus.  Set forth below are the relevant data points that will appear in the bar chart:

------------------------------------------- -----------------------------------

           Calendar Year Ended               Annual Total Returns
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------

        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/98                            5.61%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/99                            -1.65%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/00                            5.80%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/01                            7.05%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/02                            10.06%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/03                            5.87%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/04                            4.90%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/05                            2.35%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/06                            4.84%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------

                     12/31/07                            4.49%

        ----------------------------------- ---------------------------------

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 3/31/08, the cumulative return before taxes for Class A shares was -3.14%.

During the period shown in the bar chart, the highest return (not  annualized)  before taxes for a calendar quarter was 4.97% (3rd Qtr 02) and the lowest return (not  annualized)  before taxes for a calendar quarter was -2.33% (2nd
Qtr 04).

--------------------------------------------- ------------------------- ------------------------ ------------------------
Average Annual Total Returns                           1 Year                   5 Years                 10 Years
                                                                         (or life of class, if    (or life of class, if

for the periods ended December 31, 2007                                          less)                    less)

--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class A Shares (inception 4/15/88)

  Return Before Taxes                                  -0.47%                    3.47%                    4.38%
  Return After Taxes on Distributions                  -2.15%                    1.92%                    2.24%
  Return  After Taxes on  Distributions  and           -0.33%                    2.05%                    2.38%
  Sale of Fund Shares

--------------------------------------------- ------------------------- ------------------------ ------------------------

Class B Shares (inception 5/3/93)                      -1.37%                    3.35%                    4.42%

--------------------------------------------- ------------------------- ------------------------ ------------------------

Class C Shares (inception 7/11/95)                     2.60%                     3.70%                    4.10%

--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------

Class N Shares (inception 3/1/01)                      3.12%                     4.19%                    4.94%

--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------

Class Y Shares (inception 4/27/98)                     4.80%                     4.84%                    5.36%

--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------

Lehman Brothers Credit Index (reflects no              5.11%                     4.84%                    6.05%
                                                                                                        6.01%(1)
deduction for fees, expenses or taxes)                                                                  6.19%(2)

--------------------------------------------- ------------------------- ------------------------ ------------------------

Lehman Brothers Aggregate Bond Index                   6.97%                     4.42%                    5.97%
(reflects no deduction for fees, expenses                                                               5.57%(1)
or taxes)                                                                                               5.96%(2)

--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------

Citigroup Broad Investment Grade Bond Index            7.22%                     4.55%                    6.02%
(reflects no deduction for fees, expenses                                                               5.64%(1)
or taxes)                                                                                               6.00%(2)

--------------------------------------------- ------------------------- ------------------------ ------------------------
1.       From 2/28/01.
2.       From 4/30/98.

Core Bond Fund's average annual total returns include  applicable  sales charges:  for Class A, the current maximum initial sales charge of 4.75%;  for Class B, the contingent  deferred sales charge of 5% (1-year) and 2% (5-years);
and for Class C and Class N, the 1%  contingent  deferred  sales  charge for the 1-year  period.  There is no sales charge for Class Y shares.  Because  Class B shares  convert to Class A shares 72 months  after  purchase,  Class B
"life-of-class"  performance  does not include any  contingent  deferred  sales charge and uses Class A performance for the period after  conversion.  The returns  measure the  performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional  shares. The performance of Core
Bond Fund's shares is compared to the Lehman  Brothers  Aggregate  Bond Index,  a  broad-based  index of government agencies and corporate debt, the Citigroup  Broad  Investment  Grade Index, an index of investment  grade corporate and U.S.  government  bonds;  and the Lehman  Brothers Credit Index, an index of  non-convertible  U.S.  investment grade corporate bonds. The indices'  performance  includes  reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. Core Bond Fund's investments vary from those in the indices.

As stated above, the performance of Core Bond Fund is not a substitute for the performance of the Fund and shareholders of the Fund should not consider the past performance of the Core Bond Fund as an indication of the future performance of the Fund. Please read this prospectus carefully before investing in the Fund.

INFORMATION AND SERVICES

For More Information on Oppenheimer SMA Core Bond Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------

By Telephone:                               Call OFI Private Investments  toll-free:
                                            1.800.453.9989

------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------

By Mail:                                    Write to:
                                            OFI Private Investments
                                            Attn: Separate Accounts
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270

------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------

On the Internet:                            You can request these documents by e-mail or through the OFI
                                            Private Investments website. You may also read or download certain documents on the OFI Private Investments website at
                                            www.ofiprivateinvestments.com

------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the
Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.551.8090.
Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the Securities and Exchange Commission 's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811- 21916 The Fund's shares are distributed by:
PR0843.001.0408                                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

OPPENHEIMER SMA CORE BOND FUND
6803 South Tucson Way, Centennial, Colorado 80112-3924

Statement of Additional Information dated April 29, 2008

         This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 29, 2008. It should be read together with the Prospectus. You can obtain the Prospectus by writing to OFI Private Investments, Attn:
Separate Accounts, P.O. Box 5270, Denver, Colorado 80217-5270, or by calling OFI Private Investments ("OFI PI")
at the toll-free number 1.800.453.9989 or by downloading it from the OFI Private Investments Internet website at www.ofiprivateinvestments.com

Contents                                                                                                       Page

About the Fund

About Your Account

Financial Information About the Fund

         ABOUT THE FUND

         Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the
Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), may select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

         The Fund's Investment Policies.  The relative allocation of the Fund's assets and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.

         In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis.  In the case of non-governmental issuers, this process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.  In the case of foreign issuers, this process may include, among other things, evaluation of the general global economic conditions, the economic conditions of a specific country in relation to the U.S. economy or other foreign economies, general political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets (as well as their liquidity) and other factors.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X|      Debt Securities. The Fund may invest in a variety of debt securities in seeking its objective.  Foreign debt securities are subject to the risks of foreign securities described below.  In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

o        Credit Risk.  Credit risk relates to the uncertainty of the issuer's ability to meet interest or principal payments, or both, as they become due.  In general, lower-grade, higher-yield bonds are subject to a greater degree of credit risk than higher-grade, lower-yield bonds.

         The Fund will investment primarily in debt securities and U.S. government securities.  U.S. government securities, although unrated, are generally considered to be equivalent to securities rated in the highest rating categories of a nationally recognized statistical rating organization ("NRSRO").  Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's"), or at least "BBB" by Standard & Poor's
Rating Service ("Standard & Poor's") or Fitch, Inc. ("Fitch"), or that have comparable ratings by another NRSRO.
The Fund may also invest in non-investment-grade debt securities (commonly referred to as "high-yield" or "junk"
bonds).

         When the Manager invests in debt securities, it may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities are unrated, in order to be considered part of the Fund's holdings of investment-grade securities, they must be evaluated by the Manager and determined to be of comparable quality to bonds rated as investment-grade by a rating organization.

                  Credit Derivatives.  The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap.  The Fund may take a short position in the credit default swap (also known as
"buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

         The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers.

         If the Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.  An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Fund's exposure to specific high yield corporate issuers.  The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

         If the Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).  The tax treatment of many types of credit default swaps is uncertain.
o        Interest Rate Risk. Interest rate risk refers to fluctuations in the value of fixed-income securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities and smaller coupon rates are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities and larger coupon rates.

         Fluctuations in the market value of fixed-income securities after the Fund buys them will not affect the interest payable on these securities, nor the cash income from them.  The price fluctuations will be reflected, however, in the valuations of the securities, and therefore the Fund's net asset value ("NAV") will be affected by the fluctuations.

o        Special Risks of Lower-Grade Securities. The Fund may invest without limitations in lower-grade debt securities if the Manager believes such investments are consistent with the Fund's objective.  The Fund may invest in lower-grade securities if the Manager is seeking greater income because lower-grade securities tend to offer higher yields than investment-grade securities.  The Fund may also invest in lower-grade securities for their appreciation potential.  These investments, however, will be made only when consistent with the Fund's overall goal of total return.

         "Lower-grade" debt securities are those rated below "investment-grade" debt securities, which means they have received a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch, or similar ratings by other rating organizations.  If they are unrated and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they will be considered part of the Fund's portfolio of lower-grade debt securities.  The Fund may invest in securities rated as low as "C" or "D," or securities that are in default at the time of investment.

         Some of the special credit risks of lower-grade securities are discussed below.  Lower-grade securities are subject to greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness also may result in the issuer paying a higher rate of interest on new debt, which may also increase the potential for its insolvency.  An overall decline in values in the high yield bond market is also more likely to occur during periods of general economic downturn.  An economic downturn or an increase in interest rates may severely disrupt the market for high yield bonds.  These disruptions may have an adverse effect on the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.  In addition to these risks, foreign high yield bonds are also subject to special risks of foreign investing discussed in the Prospectus and in this Statement of
Additional Information.

         To the extent that certain high yield bonds are securities that may be converted into equity
("convertible securities"), these securities may be subject to fewer of these risk factors than non-convertible high yield bonds.

         While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment grade and are not regarded as junk bonds, these securities may be subject to special risks, and have some speculative characteristics.  A description of the debt security ratings categories of the principal rating organizations is included in Appendix A to this Statement of Additional Information.

         |X|  Duration of the Fund's Portfolio. Duration is a measure of the expected life of a debt security on a current-value basis expressed in years, using calculations that consider the security's yield, coupon interest payments, final maturity and call features.  The Fund will seek to maintain a dollar-weighted average effective portfolio duration of three to six years; it may, however, it may invest in debt securities of any maturity or duration.  In managing the Fund's duration, the portfolio managers seek to limit the Fund's sensitivity to changes in interest rates and volatility of the Fund's share price.  There can be no assurance, however, that the
Fund will achieve its targeted duration at all times.

         While a debt security's maturity can be used to measure the sensitivity of the security's price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security's payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a mortgage related security, when the interest payments are expected to be received).  Duration calculations weigh the time intervals by the present value of the cash to be received at each future point in time. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are the same.

         Absent other factors, the lower the stated or coupon rate of interest on a debt security, or the longer the maturity or the lower the yield-to-maturity of the debt security, the longer the duration of the security.
Conversely, the higher the stated or coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.

         Futures, options and options on futures generally have durations that are closely related to the duration of their underlying securities.  Holding long futures positions or call option positions (backed by liquid assets) will generally lengthen the portfolio's duration.

         In some cases, the standard effective duration calculation does not properly reflect the interest rate exposure of a security.  For example, floating and variable rate securities often have final maturities of ten or more years.  Their exposure to interest rate changes, however, corresponds to the frequency of the times at which their interest coupon rate is reset.  In the case of mortgage pass-through securities, the stated maturity of the security is typically 30 years, but current interest rates or prepayments are more relevant in determining the security's interest rate exposure.  In these and other similar situations, the Manager will use analytical techniques and forecasting models that account for many of these economic variables as well as other relevant factors (such as historical prepayment rates) in determining the respective security's and the Fund's effective duration.

|X|      Mortgage Related Securities. Mortgage related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages.  Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. Mortgage related securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage related securities that are issued or guaranteed by agencies or instrumentalities of the U.S.
government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risk and prepayment risk, as described in the Prospectus.

         As with other debt securities, the price of mortgage related securities tends to move inversely to changes in interest rates. The Fund may invest in mortgage related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage related security may decline when interest rates rise, the converse is not always the case.

         In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. It is not possible, therefore, to predict accurately the security's yield. Principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Mortgage related securities may, therefore, be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

         The value of a mortgage related security may fluctuate substantially due to prepayment risk and this may affect the value of the Fund's shares. If a mortgage related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. If stripped mortgage related securities experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

         During periods of rapidly rising interest rates, prepayments of mortgage related securities may occur at slower than expected rates. Slower prepayments may effectively lengthen a mortgage related security's expected maturity, which will generally cause the value of the security to fluctuate more widely in response to changes in interest rates. If prepayments on the Fund's mortgage related securities were to decrease significantly, the
Fund's sensitivity to interest rate changes would increase.

         As with other debt securities, the value of mortgage related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. The value of the debt securities may also be affected by changes in government regulations and tax policies.

o        Collateralized Mortgage Obligations. Collateralized mortgage obligations, or "CMOs," are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1)      pass-through certificates issued or guaranteed by the Government National Mortgage Association ("Ginnie
                        Mae"), the Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan
                        Mortgage Corporation ("Freddie Mac"),
(2)      unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the
                        Department of Veterans' Affairs,
(3)      unsecuritized conventional mortgages,
(4)      other mortgage related securities, or
(5)      any combination of the above.

         Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated
maturity or final distribution date.  Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date.  The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways.  One or more tranches may have coupon rates that reset periodically at a specified increase over an index ("floating rate
CMOs").  Floating rate CMOs typically have a cap on their coupon rate.  Inverse floating rate CMOs have a coupon rate that moves in an inverse direction to an applicable index.  The coupon rate on inverse floating rate CMOs will increase as general interest rates decrease, and they are usually much more volatile than fixed rate CMOs or floating rate CMOs.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of the underlying mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of a CMO's underlying mortgages occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which may reduce the Fund's yield.

         When interest rates rise rapidly, prepayments may occur more slowly than expected.  This may result in a short- or medium-term CMO effectively becoming a long-term security that may be subject to greater fluctuations in value. These prepayment risks, as described above, may result in increased CMO price volatility during periods of interest rate change. The prices of longer-term debt securities tend to be more volatile than those of shorter-term debt securities, which may result in greater Fund share price volatility.

|X|      U.S. Government Securities.  U.S. Government securities are issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" generally means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

o        U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and
Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other
U.S. Treasury obligations the Fund may invest in include U. S. Treasury securities that have been "stripped" by a
Federal Reserve Bank, zero-coupon U.S. Treasury securities, described below, and Treasury Inflation-Protection
Securities ("TIPS").

o        Treasury Inflation-Protection Securities. The Fund may invest in TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o        Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
Association bonds ("Fannie Maes") and Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

o        Mortgage Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal.
They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund may have significant amounts of its assets invested in mortgage related U.S. government securities.

o        Commercial (Privately-Issued) Mortgage Related Securities. The Fund may invest in commercial mortgage related securities issued by private entities. Generally, these securities are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These instruments are subject to the credit risk of the issuer. These securities are typically structured to provide default protection to investors in senior classes from possible losses on the underlying loans. Default protection is provided to senior classes by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. These securities may also offer other forms of credit enhancements, such as guarantees, reserve funds or additional collateralization mechanisms.

|X|      Asset-Backed Securities. Asset-backed securities are securities that are backed by a discrete pool of self-liquidating financial assets.  Asset-backed securitization is a financing technique in which financial assets, in many cases themselves less liquid, are pooled and converted into instruments that may be offered and sold more freely in the capital markets.  In a basic securitization structure, an entity, often a financial institution and commonly known as a "sponsor," originates or otherwise acquires a pool of financial assets, such as mortgage loans, directly or through an affiliate.  The sponsor then sells the financial assets to a specially created investment vehicle that issues securities backed by those financial assets, which are "asset-backed securities."  Payment on the asset-backed securities depends primarily on the cash flows generated by the assets in the underlying pool and other rights designed to assure timely payment, such as guarantees or other features generally known as credit enhancements.  The structure of asset-backed securities is intended, among other things, to insulate investors in asset-backed securities from the corporate credit risk of the sponsor that originated or acquired the financial assets.

         The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent of the loan pool, the originator of the loans, or the financial institution providing any credit enhancements on the security, and may also be affected if any of the credit enhancements were exhausted.  The risks of investing in asset-backed securities are related to creditworthiness of the underlying individual borrower.  In the event of default by the underlying borrower, the
Fund will generally have no recourse against the originating entity of the loan.  The underlying loans of an asset-backed security are subject to prepayment risk, which may shorten the weighted average life of the asset-backed securities and may lower their returns.  Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

|X|      Participation Interests. The Fund may invest in participation interests, subject to the Fund's limitation on investing in illiquid investments.  A participation interest is an undivided interest in a loan originated by the issuing financial institution.  The participation interest is equal to the proportion of the buyer's interest to that of the total principal amount of the loan.  The issuing financial institution may have no obligation to the Fund other than as a conduit, forwarding the Fund its proportionate share of the principal and interest payments when it receives a payment for the debtor.

         Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make the principal and interest payments on the loan.  There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, the Fund may experience a reduction in its income.  The value of the participation interest may also decline, which could affect the net asset value of the Fund's shares.  If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|      Foreign Securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the World
Bank. These securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.
Securities denominated in foreign currencies issued by U.S. companies are also considered to be "foreign securities." The Fund expects to have investments in foreign securities as part of its normal investment strategy.

         The Fund may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European
Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments.  ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation.  EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either
non-U.S. or domestic underlying securities.  GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis.  Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored
ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  These securities are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         ADR facilities may be either "sponsored" or "un-sponsored." While sponsored and un-sponsored ADR facilities are similar, distinctions exist between the rights and duties of ADR holders and market practices.
Sponsored facilities have the backing or participation of the underlying foreign issuers. Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer. Holders of un-sponsored ADRs generally bear all the costs of such facility.  The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. The sponsored agreement also allocates fees among the parties. Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications.

        Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S. dollar will result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of any currency fluctuations.  After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers.  The benefits include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in the value of the portfolio by taking advantage of foreign stock markets that are not highly correlated to U.S. markets, thereby diversifying the Fund's portfolio. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o        Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government.  The Fund may invest in securities issued by certain "supranational" entities, including entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies.  Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian
Development Bank and the Inter-American Development Bank.

         The governmental members of these supranational entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings.  A supranational entity's lending activities may be limited to a percentage of its total capital, reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         The Fund may invest in U.S. dollar-denominated "Brady Bonds."  These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds.  Generally, the principal amount due at maturity is collateralized in full by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds.
Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments;
and (iv) any uncollateralized repayment of principal at maturity.  Uncollateralized amounts constitute what is referred to as "residual risk."

         If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds.  The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds.  The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds at maturity.  Brady Bonds are considered speculative investments because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

o        Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing, but also present special additional risks and considerations not typically associated with investments in U.S. securities.  Depending on the foreign country, some of these additional risks may include:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to U.S. issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the United States;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the United States;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the United States;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o        Special Risks of Emerging and Developing Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan.  There may be even less liquidity in the securities markets of emerging and developing countries, and settlements of purchases and sales of securities may be subject to additional delays.  These markets may be subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments.  Emerging and developing market countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.  The Manager will consider these factors when evaluating securities in these markets in order to reasonably ensure that the selection of emerging and developing markets securities will be consistent with the Fund's objective.

o        Passive Foreign Investment Companies. Certain corporations domiciled outside the United States, in which the Fund may invest, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws.  PFICs are those foreign corporations that generate primarily passive income.  They tend to be investment companies, finance companies, growth companies or "start-up" companies.  For federal tax purposes, a corporation is deemed a
PFIC if 75% or more of the foreign corporation's gross income for the taxable year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined byss.954 of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code").

         Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that the Fund may not realize that its investment in a foreign corporation is that of a PFIC for federal tax purposes.  Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs (See "Dividends, Capital Gains and Taxes -- Taxation of Fund Distributions").
Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments.  PFICs are considered foreign securities for purposes of any minimum percentage requirements or limitations of investing in foreign securities that the Fund may adopt from time to time.

         Subject to the limits under the Investment Company Act of 1940 (the "Investment Company Act") and under its own non-fundamental policies, the Fund may invest in foreign mutual funds that may be deemed PFICs.
Investing in foreign mutual funds deemed PFICs may provide the Fund exposure to foreign countries that limit, or prohibit, all direct foreign investment in the securities of companies domiciled in the country.  The risks of investing in other investment companies are described below under "Investment in Other Investment Companies."

         Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below.  The Fund is not required to use all of these strategies at all times, and at times may not use them.

o        Zero-Coupon Securities. The Fund may purchase zero-coupon, delayed interest and "stripped" securities.
Stripped securities are debt securities whose interest coupons are separated from the note or bond and sold separately.  The Fund may buy different types of zero-coupon or stripped securities, including, among others,
U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

|X|      "Stripped" Mortgage Related Securities. The Fund may invest in stripped mortgage related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities.  Each has a specified percentage of the underlying security's principal or interest payments.  Stripped mortgage related securities are a form of derivative investment.

         Mortgage securities may be partially stripped so that each class receives some interest and some principal.  In addition, the mortgage securities may be completely stripped.  When completely stripped, all of the interest will be distributed to holders of one type of security, known as an "interest-only" security, or
"I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only"
security or "P/O."  Strips may be created for pass through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages.  If the underlying mortgages experience greater than anticipated prepayment of principal, the Fund may not fully recoup its initial investment in an I/O that was created from these mortgages.  If the underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os that was created from these mortgages will fall.  The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

|X|      Floating Rate and Variable Rate Obligations. The interest rate on a floating rate note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, London interbank offered rate ("Libor") or some other standard, and is adjusted automatically at predefined intervals.  For floating rate notes the coupon rate is usually reset each time interest is paid.  A reset date is any date on which the reset takes place based on the value of the index on that date.  The coupon rate is calculated as the reference rate plus a fixed spread, which depends upon the issuer's credit quality and specifics of how the instrument is structured.  The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on a variable rate note reduces the fluctuation in its market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.  The Manager may determine that an unrated floating rate or variable rate demand obligation meets the
Fund's quality standards if it is backed by a letter of credit or guarantee issued by a bank whose credit quality meets the Fund's standards.

         Some variable rate and floating rate obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations. Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

         Step coupon bonds have a coupon interest rate that changes periodically during the life of the security at predetermined dates that are set when the security is issued.

|X|      "When-Issued" and "Delayed-Delivery" Transactions. The Fund may invest in securities on a "when-issued"
basis and may purchase or sell securities on a "delayed-delivery" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.  Income on a when-issued security will not begin to accrue until the Fund receives the security at settlement of the trade.

         The Fund will enter into when-issued transactions to secure what the Manager believes is an advantageous price and yield.  The Fund is subject to settlement risk when it enters into when-issued or delayed-delivery transactions.  The Fund relies on the counterparty to satisfy its delivery obligation under the terms of the agreement.  If the counterparty fails to honor its obligation, the Fund may lose the opportunity to obtain the security at the Manager's perceived advantageous price and yield.

         The Fund will invest in when-issued and delayed-delivery transactions for the purpose of acquiring or selling securities that are consistent with its investment objectives and policies.  In addition, the Fund may invest in when-issued and delayed-delivery transactions for delivery of securities pursuant to hedging option contracts, and not for the purpose of investment leverage.  Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books reflecting the market value of the security purchased.  In a sale transaction, it records the proceeds to be received and identifies on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  In periods of rising interest rates and falling prices, the Fund may sell securities in its portfolio on a forward commitment basis in an attempt to limit its exposure.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X|      Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so:
o        for liquidity purposes to meet anticipated redemptions of Fund shares,
o        pending the investment of the proceeds from sales of Fund shares,
o        pending the settlement of portfolio securities transactions, or
o        for temporary defensive purposes, as described below.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  Generally, the resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities.  They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.  Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments.  The Fund will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  If the vendor fails to pay the resale price on the delivery date the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund,
along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S.
government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Fund can invest in Exchange-Traded Funds ("ETFs"), which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the ETFs' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

         Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

|X|      Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of
Trustees (the "Board"), the Manager will determine whether certain of the Fund's investments are liquid. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933
("Securities Act"), the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  If the Fund must arrange registration of a restricted security because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered. The Fund will bear the risks of any downward price fluctuation during this period.  There is no guarantee that the Fund will be able to cause an issuer to register the securities.

         The Fund may also acquire restricted securities through private placements. These securities have contractual restrictions on their public resale. The restrictions might limit the Fund's ability to sell the securities and may lower the amount realized by the Fund upon their sale.

         As stated in the Prospectus, the Fund has limitations that apply to purchases of restricted securities.
The percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act, if the securities have been determined to be liquid by the Manager under Board-approved guidelines.  The guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's investment in that security may be considered illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X|      Forward Rolls. The Fund may enter into "forward roll" transactions with respect to mortgage related securities. In this type of transaction, the Fund sells a mortgage related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.  Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

         The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the
Fund will identify on its books liquid securities, including equity securities and non-investment grade debt, in an amount equal to the payment obligation under the roll.

         These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

|X|      Investments in Equity Securities.  Under normal market conditions the Fund may invest a portion of assets in common stocks, preferred stocks, warrants (which might be acquired as part of a "unit" of securities that includes debt securities) and convertible debt securities, which in some cases are considered "equity equivalents."  The Fund, however, does not currently anticipate investing significant amounts of its assets in equity securities as part of its normal investment strategy.  The Fund's investments may include stocks of companies in any market capitalization range, if the Manager believes the investment is consistent with the
Fund's objective of total return.  Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income.

o        Risks of Investing in Stocks. Stocks fluctuate in price and may be very volatile.  When the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets, which may affect the Fund's share price.  The prices of individual stocks are not all positively correlated with each other and, therefore, the prices of stocks do not all move at the same time and/or in the same direction.
Individual stock markets may behave differently from one another, but may also be highly correlated, particularly during a global crisis.

         Other factors may affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  The Fund may invest in securities of companies of all capitalization sizes, including small companies, which may have more volatility in their stock prices than large companies.

o        Convertible Securities. The value of a convertible security is a function of its "investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.  It will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying equity security.  As a result, the Manager may regard it as an "equity equivalent," and the rating assigned to the security will have less impact on the Manager's investment decision making than in the case of non-convertible fixed-income securities or convertible securities whose investment value exceeds its conversion value.

         To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

(1)      whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the dilutive effect of conversion of the convertible securities), and
(3)      the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

o        Rights and Warrants.  Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Unlike an option, which is issued by a third-party, warrants are issued by the issuer of the securities.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its existing shareholders.  Rights and warrants have no voting privileges, receive no dividends and have no rights with respect to the assets of the issuer.

o        Preferred Stocks. Although preferred stocks have certain attributes of debt instruments, they are equity securities because they do not constitute a liability of the issuer.  They do not offer the same degree of protection of capital and may not offer the same degree of assurance of continued income as debt securities. In the event of an issuer's liquidation, the rights of preferred stock on distribution of the corporation's assets are generally subordinate to the rights associated with the corporation's debt securities, but preferred over common stock.

         Preferred stock, unlike common stock, has a stated dividend rate payable from the issuer's earnings.
Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative"
dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.  With "auction rate preferred stock," the preferred stock's dividend rate is adjusted periodically, often every seven weeks, through a bidding process known as a "Dutch auction."  Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive than common stock, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity, which can have a negative impact on their prices when interest rates decline prior to maturity.

|X|      Loans of Portfolio Securities.  The Fund may lend its portfolio securities pursuant to Securities
Lending Guidelines approved by the Fund's Board of Trustees. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Fund's net assets.

         The Fund has entered into a Securities Lending Agreement (the "Securities Lending Agreement") with
JPMorgan Chase Bank, N.A.. ("JPMorgan Chase") Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the
U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate the bank to pay to JP Morgan
Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be satisfactory to JP Morgan Chase and the Fund. The Securities
Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days written notice.  The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any material matters. The Securities
Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice.

         Pursuant to the Securities Lending Agreement, the Fund will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

         There are some risks in connection with securities lending, including a delay in receiving additional collateral from the borrower to secure a loan or a delay in recovering the loaned securities if the borrower defaults. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to the Fund and to be responsible for expenses relating to securities lending. The Fund, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The
Fund may also lose money if the value of the collateral decreases.

|X|      Borrowing for Leverage.  The Fund may borrow for leverage as described in the "Investment Restrictions"
section of this Statement of Additional Information.  The Fund will pay interest on the loans, and the interest expense will increase the Fund's overall expenses and reduce its returns.  If the Fund borrows, the Fund's expenses will be greater than comparable funds that do not borrow for leverage.  Additionally, the Fund's share price may fluctuate more than that of funds that do not borrow for leverage.  Borrowing may entail "leverage"
that may be considered a speculative investment strategy.  Any borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the
Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.  If the value of the Fund's assets fails to meet the 300% asset coverage requirement, the
Fund will reduce its bank debt within three days to meet the requirement.  This may force the Fund to sell a portion of its investments at a disadvantageous price at a time when it would otherwise not do so.  In addition, the use of leverage may make the Fund's share price more sensitive to interest rate changes.

|X|      Money Market Instruments. The following is a brief description of the types of the U.S. dollar denominated money market securities the Fund may invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

o        U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, described above.

o        Bank Obligations. The Fund may purchase time deposits, certificates of deposit and bankers' acceptances.
They must be:
|X|      obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank)
                           having total assets of at least U.S. $1 billion, or
|X|      obligations of a foreign bank with total assets of at least U.S. $1 billion.

o        "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation.

o        Commercial Paper. The Fund may invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations.

         If the commercial paper is not rated, the Fund may invest in it only after the Manager determines that it is of comparable quality to rated commercial paper in the top three rating categories of national rating organizations.

         The Fund may purchase commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o        Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the
Fund, as lender, and the borrower. Master demand notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased. In connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities.

|X|      Derivatives. The Fund may invest in a variety of derivative instruments for investment or hedging purposes.  Some derivative investments the Fund may use are the hedging instruments described below in this
Statement of Additional Information.

              The Fund's derivative investments may include "debt exchangeable for common stock" of an issuer or
"equity-linked debt securities" of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.
Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock may not be as high as the Manager expected.

         The derivative investments in which the Fund may invest include, among others, "index-linked" notes.
Principal and/or interest payments on these notes depend on the performance of an underlying index.
Currency-indexed securities are another type of derivative instrument in which the Fund may invest.  Typically these are short- or intermediate-term debt securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index of currencies.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

o        Hedging. The Fund may use hedging instruments, although it does not anticipate doing so extensively.
The Fund is not obligated to use hedging instruments in seeking its objective.  The Fund may use the following hedging instruments or strategies, among others, in an attempt to protect against declines in the market value of the Fund's portfolio, to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons:
|X|      sell futures contracts,
|X|      buy puts on such futures or on securities, or
|X|      write covered calls on securities or futures.

         Covered calls may also be used to increase the Fund's income.  The Manager does not, however, expect to engage extensively in the practice of writing covered calls.

         The Fund may use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities.  In this situation, the Fund would normally seek to purchase the securities and then terminate the hedging position.  The Fund may also use this type of hedge to seek to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market.  To do so the Fund may:
|X|      buy futures, or
|X|      buy calls on such futures or on securities.

         The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund may use are described below.  The Fund may employ other hedging instruments and strategies if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o        Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based bond or other security indices (these are referred to as "financial futures"), (2) commodities (these are referred to as
"commodity futures"), (3) debt securities (these are referred to as "interest rate futures"), (4) foreign currencies (these are referred to as "forward contracts"), (5) an individual stock ("single stock futures") and
(6) bond indices (these are referred to as "bond index futures").

         Stock index futures are contracts based on the future value of the basket of securities that comprise a broadly based stock index.  Broadly based stock indices may, in certain circumstances, be based on stocks of issuers in a particular industry or group of industries.  A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.  A stock index cannot be purchased or sold directly.  Bond index futures are similar contracts based on the future value of the basket of securities that comprise the bond index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.  Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         The Fund may invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         No payment is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name.  The futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, revalued daily), subsequent margin payments, called variation margin, will be paid to or by the futures broker, to the Fund or on behalf of the Fund, respectively, daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o        Put and Call Options. The Fund may buy and sell certain kinds of put options ("puts") and call options
("calls"). The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

|X|      Writing Call Options. The Fund may write (that is, sell) calls. If the Fund sells a call option, it must be "covered," meaning that the Fund must own the security underlying the call while the call is outstanding, or, the call may be covered by liquid assets identified on the Fund's books, enabling the Fund to satisfy its obligations if the call is exercised.

         When the Fund writes a call on a security, it receives cash (a "premium"). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (also known as the "term" of the option) at a fixed exercise price ("strike price") regardless of any change in the market price of the underlying security during the call period.  The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case, the Fund would keep the cash premium and the investment.

         If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the strike price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the
Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC") for the investments on which the Fund has written calls traded on exchanges or for other acceptable escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a
"closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls.  When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books.  The Fund will identify additional liquid assets on the Fund's books if the value of the identified assets drops below 100% of the current value of the future.  Because of this identification requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

|X|      Writing Put Options. The Fund may sell put options on securities, broadly based securities indices, foreign currencies and futures.  A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities.
The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

         The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  The Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, however, even if the value of the investment falls below the exercise price.  If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price.  The exercise price will usually exceed the market value of the investment at that time and, therefore, the Fund may incur a loss if it sells the underlying investment.  That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.  The exercise notice will require the Fund to take delivery of the underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  The obligation terminates upon expiration of the put.
The obligation may also terminate if, prior to receiving an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series (that is, the same underlying security, in the same class, with the same strike price and expiration date) as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put.  Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.  The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

|X|      Purchasing Calls and Puts. The Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If the Fund does not exercise the call or sell it
(whether or not at a profit), the call will become worthless at its expiration date. In this case, the Fund will have paid the premium for the call, but lost the right to purchase the underlying investment at the exercise price.

         The Fund may purchase puts even if does not hold the underlying investment in its portfolio.  Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         Buying a put on securities or futures enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date.  In that case, the Fund will have paid the premium for the put, but lost the right to sell the underlying investment at the exercise price.  The Fund may, however, sell the put prior to its expiration. That sale may or may not be at a profit.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.  Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

o        Buying and Selling Options on Foreign Currencies. The Fund may buy and sell calls and puts on foreign currencies.  These transactions include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund may use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire, although it is under no obligation to do so.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund may write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security that the Fund owns or has the right to acquire and that is denominated in the currency underlying the option. The decline may be one that occurs due to an expected adverse change in the exchange rate.
This is known as a "cross-hedging" strategy.  In these circumstances, the Fund covers the option by identifying on its books cash, U.S. government securities or other liquid securities in an amount equal to the exercise price of the option.

o        Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from those required for portfolio management that does not involve hedging instruments.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund may also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund or the exercise by the Fund of puts on securities may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  These commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the
Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the
Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will not correlate perfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If this occurs, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. While this could occur for a very brief period of time or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to an initial margin deposit and maintenance margin requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund may use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o        Forward Contracts. Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely correlated currency.  The Fund may also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.
The Fund is under no obligation to enter into forward contracts.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix an exchange rate in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time it limits any potential gain from an increase in the value of the hedged currency.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund may also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, and a portion of the securities in the Fund's portfolio are denominated in that foreign currency, the Fund could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency.  When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

         The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts.

         To avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high as or higher than the forward contact price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the
Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (i.e., cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the
Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund may sell a portfolio security and use the sale proceeds to make delivery of the currency. Alternatively, the Fund may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund will realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and settlement risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies (i.e., bid-ask spread).  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o        Interest Rate Swap Transactions. The Fund may enter into interest rate swap agreements.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap the right to receive floating rate payments for fixed rate payments.  The
Fund will identify liquid assets on the Fund's books to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will equal the discounted value of the net amount of future contractual interest payments.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund may enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swap transactions between the Fund and a specific counterparty shall be regarded as part of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that particular counterparty.
Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap.  It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o        Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract.  The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.  Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

o        Regulatory Aspects of Hedging Instruments. The Commodity Futures Trading Commission (the "CFTC")
eliminated limitations on futures trading by certain regulated entities, including registered investment companies.  Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (CEA").
 The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this Statement of Additional Information.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. These limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same Manager (or an investment adviser that is an affiliate of the Manager).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under interpretations of staff members of the SEC regarding applicable provisions of the Investment
Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

o        Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the
Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code.  Foreign currency gains or losses arising from Section 1256 contracts that are forward contracts, however, generally are treated as ordinary income or loss.  In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code.

         Certain options, forward contracts or other offsetting positions the Fund enters into may result in
"straddles" for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

|X|      gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
|X|      gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         As a result of entering into swap contracts, the Fund may make or receive periodic net payments.  The
Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction.  Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).  The tax treatment of many types of credit default swaps is uncertain.

|X|      Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually.

         Increased portfolio turnover may result in higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue
Code.

o        Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce the Fund's holdings in stocks, the Fund may invest in a variety of debt securities for defensive purposes. The Fund may also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund may buy:

|X|      high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
|X|      commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
|X|      short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|X|      certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations having total assets in excess of $1 billion, and
|X|      repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

|X|      What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o        67% or more of the voting securities present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
o        more than 50% of the outstanding voting securities.

         The Fund's investment objective is a non-fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's
Board can change non-fundamental policies without shareholder approval. Significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|      Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o        The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o        The Fund cannot concentrate its investments (that means it cannot invest 25% or more of its total assets) in any one industry or groups of related industries. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o        The Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.
o        The Fund cannot invest in real estate or real estate mortgage loans. The Fund, however, may purchase and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o        The Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o        The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act.

o        The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Issuing senior securities may include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental policies.

|X|      Does the Fund Have Additional Restrictions That Are Not "Fundamental" Policies? The Fund has additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of
Trustees without shareholder approval, including the following:

o        The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

o        The Fund will invest at least 80% of its net assets in investment-grade debt securities.

      Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager,
      Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that
      (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o        Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at www.oppenheimerfunds.com (select the Fund's name under the
                  "View Fund Information for:" menu) with a 15-day lag. The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information.
      While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the
      Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

o        Senior officers (a Senior Vice President or above) in the Manager's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o        The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
                  Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the
      Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o        The Fund's independent registered public accounting firm,
o        Members of the Fund's Board and the Board's legal counsel,
o        The Fund's custodian bank,
o        A proxy voting service designated by the Fund and its Board,
o        Rating/ranking organizations (such as Lipper and Morningstar),
o        Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o        Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the
      Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the
      Manager to facilitate a particular trade or the Portfolio Manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
      Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation
      Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o        Brokers and dealers in connection with portfolio transactions (purchases and sales)
o        Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

o        Dealers to obtain price quotations where the Fund is not identified as the owner.

      Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o        Response to regulatory requests for information (the SEC, Financial Industry Regulatory Authority
                  ("FINRA"), formerly known as the NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o        To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o        Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

      The Chief Compliance Officer (the "CCO") of the Fund and the Manager, Distributor, and Transfer Agent shall oversee the compliance by the Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

         The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                            Fortis Securities                    Nomura Securities
ABN AMRO                                  Fox-Pitt, Kelton                     Oppenheimer & Co.
AG Edwards                                Friedman, Billing, Ramsey            Oscar Gruss
Allen & Co                                Gabelli                              OTA
American Technology Research              Garp Research                        Pacific Crest Securities
Auerbach Grayson                          Gartner                              Piper Jaffray Inc.
Avondale                                  George K Baum & Co.                  Portales Partners
Banc of America Securities                Goldman Sachs                        Punk Ziegel & Co
Barra                                     Howard Weil                          Raymond James
BB&T                                      HSBC                                 RBC
Bear Stearns                              ISI Group                            Reuters
Belle Haven                               ITG                                  RiskMetrics/ISS
Bloomberg                                 Janco                                Robert W. Baird
BMO Capital Markets                       Janney Montgomery                    Roosevelt & Cross
BNP Paribas                               Jefferies                            Russell
Brean Murray                              JMP Securities                       Sandler O'Neil
Brown Brothers                            JNK Securities                       Sanford C. Bernstein
Buckingham Research Group                 Johnson Rice & Co                    Scotia Capital Markets
Canaccord Adams                           JP Morgan Securities                 Sidoti
Caris & Co.                               Kaufman Brothers                     Simmons
CIBC World Markets                        Keefe, Bruyette & Woods              Sander Morris Harris
Citigroup Global Markets                  Keijser Securities                   Societe Generale
CJS Securities                            Kempen & Co. USA Inc.                Soleil Securities Group
Cleveland Research                        Kepler Equities/Julius Baer Sec      Standard & Poors
Cogent                                    KeyBanc Capital Markets              Stanford Group
Collins Stewart                           Lazard Freres & Co                   State Street Bank
Cowen & Company                           Leerink Swan                         Stephens, Inc.
Craig-Hallum Capital Group LLC            Lehman Brothers                      Stifel Nicolaus
Credit Agricole Cheuvreux N.A. Inc.       Loop Capital Markets                 Stone & Youngberg
Credit Suisse                             Louise Yamada Tech Research          Strategas Research
Daiwa Securities                          MainFirst Bank AG                    Sungard
Davy                                      Makinson Cowell US Ltd               Suntrust Robinson Humphrey
Deutsche Bank Securities                  McAdmas Wright                       SWS Group
Dougherty Markets                         Merrill Lynch                        Think Equity Partners
Dowling                                   Miller Tabak                         Thomas Weisel Partners
Empirical Research                        Mizuho Securities                    Thomson Financial
Enskilda Securities                       Moodys Research                      UBS
Exane BNP Paribas                         Morgan Stanley                       Wachovia Securities
Factset                                   Natexis Bleichroeder                 Wedbush
Fidelity Capital Markets                  Ned Davis Research Group             Weeden
First Albany                              Needham & Co                         William Blair
Fixed Income Securities

How the Fund is Managed

     Organization and History. The Fund is an open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Fund was  organized as a  Massachusetts  business  trust in June,
2006.

     Classes of Shares. The Fund currently has one class of shares. The Trustees are authorized,  without shareholder  approval, to create new classes of shares, to reclassify  unissued shares into additional  classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the  proportionate  beneficial  interest of a shareholder in the Fund. Shares do not have cumulative  voting rights,  preemptive  rights or subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

     Shares of the Fund are freely transferable,  and each share has one vote at shareholder meetings,  with fractional shares voting proportionally,  on matters submitted  to a vote of  shareholders.  Each  share  of the Fund  represents  an interest in the Fund proportionately equal to the interest of each other share.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  The Board of Trustees has an Audit  Committee,  a Regulatory &
Oversight  Committee  and a Governance  Committee.  Each  committee is comprised solely of Trustees who are not "interested persons" under the Investment Company
Act (the "Independent Trustees").

     During the Fund's fiscal year ended December 31, 2007, the Audit  Committee held 2 meetings,  the Regulatory &  Oversight  Committee held 2 meetings and the Governance Committee held 2 meetings.

     The members of the Audit Committee are David K. Downes (Chairman),  Phillip
A. Griffiths,  Mary F. Miller, , Russell S. Reynolds,  Jr., Joseph M. Wikler and
Peter I. Wold.  The Audit  Committee  furnishes  the Board with  recommendations regarding the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee Charter,  include,  but are not  limited to: (i)  reviewing  the scope and  results of  financial  statement audits  and the audit  fees  charged;  (ii)  reviewing  reports  from the Fund's independent  Auditors  regarding the Fund's internal  accounting  procedures and controls;  (iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent
Auditors and the  Independent  Trustees;  (v) reviewing the  independence of the
Fund's independent  Auditors;  and (vi) pre-approving the provision of any audit or  non-audit  services  by  the  Fund's  independent  Auditors,  including  tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the
Manager and certain affiliates of the Manager.

     The members of the Regulatory & Oversight Committee are Matthew P. Fink
(Chairman),  David K. Downes,  Robert G. Galli,  Phillip A.  Griffiths,  Joel W.
Motley and Joseph M. Wikler. The Regulatory &  Oversight Committee evaluates and reports to the Board on the Fund's contractual  arrangements,  including the
Investment Advisory and Distribution Agreements, transfer agency and shareholder service  agreements  and  custodian  agreements  as  well  as the  policies  and procedures  adopted by the Fund to comply  with the  Investment  Company Act and other  applicable  law, among other duties as set forth in the Regulatory  &
Oversight Committee's Charter.

     The members of the  Governance  Committee  are Joel W.  Motley  (Chairman),
Matthew P. Fink, Robert G. Galli, Mary F. Miller,  Russell S. Reynolds,  Jr. and
Peter  I.  Wold.  The  Governance   Committee   reviews  the  Fund's  governance
guidelines,   the  adequacy  of  the  Fund's  Codes  of  Ethics,   and  develops
qualification  criteria for Board members  consistent with the Fund's governance guidelines,  provides  the  Board  with  recommendations  for  voting  portfolio securities  held by the Fund, and monitors the Fund's proxy voting,  among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other  Board  members  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of Oppenheimer SMA Core Bond Fund, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund                               Oppenheimer Portfolio Series
Oppenheimer AMT-Free Municipals                                Oppenheimer Real Estate Fund
Oppenheimer AMT-Free New York Municipals                       Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Balanced Fund                                      Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Baring China Fund                                  Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Baring Japan Fund                                  Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Baring SMA International Fund                      Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer California Municipal Fund                          Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Capital Appreciation Fund                          Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Developing Markets Fund                            Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Discovery Fund                                     Oppenheimer Select Value Fund
Oppenheimer Dividend Growth Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Emerging Growth Fund                               Oppenheimer SMA Core Bond Fund
Oppenheimer Global Fund                                        Oppenheimer SMA International Bond Fund
Oppenheimer Global Opportunities Fund                        Oppenheimer Transition 2010 Fund
Oppenheimer Global Value Fund                                Oppenheimer Transition 2015 Fund
Oppenheimer Gold & Special Minerals Fund                       Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified Fund                     Oppenheimer Transition 2025
Oppenheimer International Growth Fund                          Oppenheimer Transition 2030 Fund
Oppenheimer International Small Company Fund                   Oppenheimer Transition 2040 Fund
Oppenheimer International Value Fund                           Oppenheimer Transition 2050 Fund
Oppenheimer Institutional Money Market Fund                    OFI Tremont Core Strategies Hedge Fund
Oppenheimer Limited Term California Municipal Fund             OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Master Value Fund, LLC               Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Money Market Fund, Inc.                            Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Multi-State Municipal Trust                        Oppenheimer U.S. Government Trust

         In addition to being a Board  member of each of the Board I Funds,  Messrs.  Downes,  Galli and Wruble are
directors or trustees of ten other portfolios in the Oppenheimer fund complex.

         Messrs. Bomfim, Caan, Gord, Manioudakis, Swaney, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted
and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of April 4, 2008 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any outstanding shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the
Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the
Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

         Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial,
Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------- --------------------------------------------------------------------------------------------------------

Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years; Other      Dollar Range of    Aggregate Dollar
                                                                                             Shares         Range Of Shares
                                                                                          Beneficially        Beneficially
with the Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios in       Owned in            Owned in
Service, Age                 the Fund Complex Currently Overseen                            the Fund        Supervised Funds

---------------------------- --------------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------

                                                                                                     As of December 31, 2007

---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- --------------------------------------------------------------------------------------------------------

Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund)                 None           Over $100,000
Chairman of the Board of     (September 1995-December 2007); Director of Special Value
Trustees since 2007,         Opportunities Fund, LLC (registered investment company)
Trustee since 2006           (affiliate of the Manager's parent company) (since September
Age: 65                      2004); Chairman (since August 2007) and Trustee (since August
                             1991) of the Board of Trustees of The Jackson Laboratory
                             (non-profit); Treasurer and Trustee of the Institute for
                             Advanced Study (non-profit educational institute) (since May
                             1992); Member of Zurich Financial Investment Management
                             Advisory Council (insurance) (2004-2007); Special Limited
                             Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 67
                             portfolios in the OppenheimerFunds complex.

---------------------------- --------------------------------------------------------------------------------------------------------
---------------------------- --------------------------------------------------------------------------------------------------------

David K. Downes,             Independent  Chairman GSK Employee  Benefit  Trust (since April        None           Over $100,000
Trustee since 2007           2006);  Director of Correctnet (since January 2006); Trustee of
 Age: 68                     Employee   Trusts  (since  January  2006);   President,   Chief
                             Executive  Officer and Board Member of CRAFund  Advisors,  Inc.
                             (investment  management company) (since January 2004); Director of Internet  Capital  Group  (information  technology  company)
                             (since  October  2003);  Independent  Chairman  of the Board of
                             Trustees  of Quaker  Investment  Trust  (registered  investment company) (2004-2007);  President of The Community  Reinvestment
                             Act Qualified  Investment Fund (investment  management company)
                             (2004-2007);   Chief  Operating  Officer  and  Chief  Financial
                             Officer  of  Lincoln  National   Investment   Companies,   Inc.
                             (subsidiary of Lincoln National Corporation,  a publicly traded
                             company)  and  Delaware   Investments  U.S.,  Inc.  (investment
                             management   subsidiary   of  Lincoln   National   Corporation)
                             (1993-2003);  President, Chief Executive Officer and Trustee of
                             Delaware Investment Family of Funds (1993-2003);  President and
                             Board Member of Lincoln National Convertible  Securities Funds,
                             Inc. and the Lincoln  National Income Funds,  TDC  (1993-2003);
                             Chairman and Chief  Executive  Officer of Retirement  Financial
                             Services,   Inc.  (registered  transfer  agent  and  investment
                             adviser and  subsidiary  of Delaware  Investments  U.S.,  Inc.)
                             (1993-2003);  President and Chief Executive Officer of Delaware
                             Service  Company,   Inc.   (1995-2003);   Chief  Administrative
                             Officer,  Chief Financial  Officer,  Vice Chairman and Director
                             of  Equitable  Capital   Management   Corporation   (investment
                             subsidiary of Equitable  Life Assurance  Society)  (1985-1992);
                             Corporate  Controller  of  Merrill  Lynch & Company  (financial services  holding  company)  (1977-1985);  held  the  following
                             positions  at  the  Colonial   Penn  Group,   Inc.   (insurance
                             company):  Corporate  Budget  Director  (1974-1977),  Assistant
                             Treasurer   (1972-1974)   and  Director  of   Corporate   Taxes
                             (1969-1972);  held the following  positions at Price Waterhouse
                             & Company (financial  services firm): Tax Manager  (1967-1969),
                             Tax  Senior  (1965-1967)  and  Staff  Accountant   (1963-1965);
                             United States Marine Corps (1957-1959).  Oversees 67 portfolios in the OppenheimerFunds complex.

---------------------------- --------------------------------------------------------------------------------------------------------
---------------------------- --------------------------------------------------------------------------------------------------------

Matthew P. Fink,             Trustee of the Committee for Economic Development (policy              None           Over $100,000
Trustee since 2006           research foundation) (since 2005); Director of ICI Education
Age: 67                      Foundation (education foundation) (October 1991-August 2006);
                             President of the Investment Company Institute (trade
                             association) (October 1991-June 2004); Director of ICI Mutual
                             Insurance Company (insurance company) (October 1991-June
                             2004). Oversees 57 portfolios in the OppenheimerFunds complex.

---------------------------- --------------------------------------------------------------------------------------------------------
---------------------------- --------------------------------------------------------------------------------------------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 67          None           Over $100,000
Trustee since 2006           portfolios in the OppenheimerFunds complex.
Age: 74

---------------------------- --------------------------------------------------------------------------------------------------------
---------------------------- --------------------------------------------------------------------------------------------------------

Phillip A. Griffiths,        Fellow of the Carnegie Corporation (since 2007); Distinguished         None                None
Trustee since 2006           Presidential Fellow for International Affairs (since 2002) and
Age: 69                      Member (since 1979) of the National Academy of Sciences;
                             Council on Foreign Relations (since 2002); Director of GSI
                             Lumonics Inc. (precision technology products company) (since
                             2001); Senior Advisor of The Andrew W. Mellon Foundation
                             (since 2001); Chair of Science Initiative Group (since 1999);
                             Member of the American Philosophical Society (since 1996);
                             Trustee of Woodward Academy (since 1983); Foreign Associate of
                             Third World Academy of Sciences; Director of the Institute for
                             Advanced Study (1991-2004); Director of Bankers Trust New York
                             Corporation (1994-1999); Provost at Duke University
                             (1983-1991). Oversees 57 portfolios in the OppenheimerFunds complex.

---------------------------- --------------------------------------------------------------------------------------------------------
---------------------------- --------------------------------------------------------------------------------------------------------

Mary F. Miller,              Trustee of International House (not-for-profit) (since June            None           Over $100,000
Trustee since 2006           2007); Trustee of the American Symphony Orchestra
Age: 65                      (not-for-profit) (since October 1998); and Senior Vice
                             President and General Auditor of American Express Company
                             (financial services company) (July 1998-February 2003).
                             Oversees 57portfolios in the OppenheimerFunds complex.

---------------------------- --------------------------------------------------------------------------------------------------------
---------------------------- --------------------------------------------------------------------------------------------------------

Joel W. Motley,              Managing Director of Public Capital Advisors, LLC (privately           None           Over $100,000
Trustee since 2006           held financial advisor) (since January 2006); Managing
Age: 55                      Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity
                             Financial Corp. (privately-held financial advisor)
                             (2002-2007); Managing Director of Carmona Motley Hoffman Inc.
                             (privately-held financial advisor) (January 1998-December
                             2001); Member of the Finance and Budget Committee of the
                             Council on Foreign Relations, Member of the Investment
                             Committee of the Episcopal Church of America, Member of the
                             Investment Committee and Board of Human Rights Watch and
                             Member of the Investment Committee of Historic Hudson Valley.
                             Oversees 57 portfolios in the OppenheimerFunds complex.

---------------------------- --------------------------------------------------------------------------------------------------------
---------------------------- --------------------------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.,    Chairman of RSR Partners (formerly "The Directorship Search            None           Over $100,000
Trustee since 2006           Group, Inc.") (corporate governance consulting and executive
Age: 76                      recruiting) (since 1993); Life Trustee of International House
                             (non-profit educational organization); Former Trustee of The
                             Historical Society of the Town of Greenwich; Former Director
                             of Greenwich Hospital Association. Oversees 57 portfolios in the OppenheimerFunds complex.

---------------------------- --------------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joseph M. Wikler,            Director  of  C-TASC  (bio-statistics  services  (since  2007);        None           Over $100,000
Trustee since 2006           Director of the following  medical device  companies:  Medintec
Age: 67                      (since  1992)  and  Cathco  (since  1996);  Director  of  Lakes
                             Environmental     Association     (environmental     protection
                             organization)  (since 1996); Member of the Investment Committee of the Associated  Jewish  Charities of Baltimore (since 1994);
                             Director of Fortis/Hartford  mutual funds (1994-December 2001).
                             Oversees 57 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Peter I. Wold,               President   of  Wold  Oil   Properties,   Inc.   (oil  and  gas        None           Over $100,000
Trustee since 2006           exploration  and  production   company)   (since  1994);   Vice
Age: 60                      President  of American  Talc  Company,  Inc.  (talc  mining and milling)  (since  1999);  Managing  Member of  Hole-in-the-Wall
                             Ranch  (cattle   ranching)   (since  1979);   Vice   President,
                             Secretary and Treasurer of Wold Trona  Company,  Inc. (soda ash
                             processing  and  production)   (1996  -  2006);   Director  and
                             Chairman of the Denver  Branch of the Federal  Reserve  Bank of
                             Kansas City (1993-1999); and Director of PacifiCorp.  (electric
                             utility)   (1995-1999).   Oversees   57   portfolios   in   the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of
Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr.
Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------------
--------------------------- --------------------------------------------------------------------------------------------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- --------------------------------------------------------------------------------------------------------

                                                                                                     As of December 31, 2007

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- --------------------------------------------------------------------------------------------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director of the Manager           None           Over $100,000
Trustee 2006 and            since June 2001; President of the Manager (September
President and Principal     2000-February 2007); President and a director or trustee of
Executive Officer since     other Oppenheimer funds; President and Director of Oppenheimer
2006                        Acquisition Corp. ("OAC") (the Manager's parent holding
Age: 58                     company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                            Manager) (November 2001-December 2006); Chairman and Director
                            of Shareholder Services, Inc. and of Shareholder Financial
                            Services, Inc. (transfer agent subsidiaries of the Manager)
                            (since July 2001); President and Director of OppenheimerFunds
                            Legacy Program (charitable trust program established by the
                            Manager) (since July 2001); Director of the following
                            investment advisory subsidiaries of the Manager: OFI
                            Institutional Asset Management, Inc., Centennial Asset
                            Management Corporation, Trinity Investment Management
                            Corporation and Tremont Capital Management, Inc. (since
                            November 2001), HarbourView Asset Management Corporation and
                            OFI Private Investments, Inc. (since July 2001); President
                            (since November 1, 2001) and Director (since July 2001) of
                            Oppenheimer Real Asset Management, Inc.; Executive Vice
                            President of Massachusetts Mutual Life Insurance Company (OAC's
                            parent company) (since February 1997); Director of DLB
                            Acquisition Corporation (holding company parent of Babson
                            Capital Management LLC) (since June 1995); Member of the
                            Investment Company Institute's Board of Governors (since
                            October , 2003); Chairman of the Investment Company's
                            Institute's Board of Governors (since October 2007). Oversees
                            106 portfolios in the OppenheimerFunds complex.

--------------------------- --------------------------------------------------------------------------------------------------------

         The addresses of the officers in the chart below are as follows: for Messrs. Bomfim, Caan, Gord,
Manioudakis, Swaney Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New
York, New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------
                                                 Other Officers of the Fund
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Antulio Bomfim,                     Vice President of the Manager since October 2003; Vice President of the Fund since
Vice President and Portfolio        January 2004.  Senior Economist at the Board of Governors of the Federal Reserve System
Manager since 2003                  (June 1992-October 2003). A portfolio manager and an officer of 12 portfolios in the
Age: 41                             OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Geoffrey Caan,                      Vice President  and Portfolio Manager of the Manager since August 2003; Vice President
Vice President and Portfolio        of the Fund since August 2003.  Vice President of ABN AMRO NA, Inc. (June 2002-August
Manager since 2003                  2003); Vice President of Zurich Scudder Investments (January 1999-June 2002). A
Age: 39                             portfolio manager and officer of 12 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Benjamin J. Gord,                   Vice President of the Manager and of HarbourView Asset Management Corporation since
Vice President and Portfolio        April 2002 and of OFI Institutional Asset Management, Inc. since June 2002; Vice
Manager since 2002                  President of the Fund since 2004. Executive Director and senior fixed income analyst at
Age:  45                            Morgan Stanley Asset Management/Miller Anderson & Sherrerd (April 1992-March 2002). A
                                    portfolio manager and officer of 12 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Angelo Manioudakis,                 Senior Vice President of the Manager and of HarbourView Asset Management Corporation
Senior Vice President and           since April 2002, and of OFI Institutional Asset Management, Inc. since June 2002; Vice
Portfolio Manager since 2002        President of Oppenheimer Real Asset Management, Inc. since November 2006; Senior Vice
Age:  41                            President of the Fund since April 2002.  Executive Director and portfolio manager for
                                    Morgan Stanley Asset Management/Miller, Anderson & Sherrerd) (August 1993-April 2002).
                                    A portfolio manager and officer of 16 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Thomas Swaney                       Vice President of the Manager since April 2006; Vice President of the Fund since April
Vice President and Portfolio        2006; Senior analyst on high grade investment team (June 2002-March 2006).  Senior
Manager since 2006                  fixed income analyst at Morgan Stanley Asset Management/Miller Anderson & Sherrerd (May
Age: 35                             1998-May 2002). A portfolio manager and officer of 12 portfolios in the

                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Mark S. Vandehey,                   Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief            Chief Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer since 2006       Asset Management and Shareholder Services, Inc. (Since March 2004); Vice President of
Age: 57                             OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
                                    Shareholder Services, Inc. (since June 1983). Former Vice President and Director of
                                    Internal Audit of the Manager (1997-February 2004). An officer of 106 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal  Financial  following: HarbourView Asset Management Corporation, Shareholder Financial Services,
& Accounting Officer since 2006     Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and
Age: 48                             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
                                    Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                    OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                    November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                    OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                    Treasurer of the following: OAC (since March 1999),Centennial Asset Management
                                    Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                    2000-June 2003). An officer of 106 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian Petersen,                     Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer since 2006      Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
Age: 37                             Manager (November 1998-July 2002). An officer of 106 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian C. Szilagyi,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2006      Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
Age: 38                             Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 106 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Secretary since 2006                the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 59                             General Counsel of Centennial Asset Management Corporation (since December 2001);
                                    Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                    (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                    Assistant Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                    Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                    Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                    General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                    Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                    Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds International Distributor Limited (since
                                    December 2003); Senior Vice President (May 1985-December 2003). An officer of 106 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Kathleen T. Ives,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary since 2006      October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
Age: 42                             (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
                                    Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                    Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                    Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                    Counsel of the Manager (August 1994-October 2003). An officer of 106 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Lisa I. Bloomberg,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2006      President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004)
Age: 40                             of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 106 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Phillip S. Gillespie,               Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary since 2006      First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
Age: 44                             President (1998-2000) of Merrill Lynch Investment Management: An officer of 106 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------

     |X|  Remuneration  of the  Officers  and  Trustees.  The  officers  and the interested Trustee of the Fund, who are affiliated with the Manager,  receive no salary or fee from the Fund. The  Independent  Trustees'  compensation  from the
Fund,  shown  below,  is for serving as a Trustee and member of a committee  (if applicable), with respect to the Fund's fiscal year ended December 31, 2007. The total  compensation from the Fund and fund complex  represents  compensation for serving as a Trustee and member of a committee (if  applicable) of the Boards of the Fund and other funds in the  OppenheimerFunds  complex  during the  calendar year ended December 31, 2007.

      ---------------------------------------------------------------------- -------------------------------------------------

      Name and Other Fund Position(s) (as     TotalgCompensationtFromFthe                                                                           Estimated Annual Benefits Upon Retirement(2)
                                                                               Retirement Benefits Accrued as
      applicable)                                Fund and Fund(Complex             Part of Fund Expenses

      ---------------------------------------------------------------------- -------------------------------------------------
--------------------------------- ------------------------------------------ ---------------------- --------------------------

                                     Fiscal year ended December 31, 2007                             Year ended December 31,
                                                                                                              2007

--------------------------------- ------------------------------------------ ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Brian F. Wruble(3)                      $33 (4)                N/A                $64,993(5)              $335,190 (6)
Chairman of the Board

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

David K. Downes(7)
Audit Committee Chairman and
Regulatory & Oversight                    $21                  N/A                $26,112(8)               $180,587(9)
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Matthew P. Fink                           $25                  N/A                $10,004(10)               $154,368
Regulatory & Oversight
Committee Chairman and
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Robert G. Galli                           $31                  N/A               $137,599(11)             $330,533 (12)
Regulatory & Oversight
Committee Chairman & Governance
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Phillip A. Griffiths                    $32(13)                N/A                $51,621(14)               $198,211
Audit Committee Member and
Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Mary F. Miller
Audit Committee Member and              $25(15)                N/A                $13,201(14)               $152,698
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Joel W. Motley                          $25(16)                N/A                $32,741(14)               $171,223

Governance Committee Chairman
and Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Kenneth A. Randall(17)                    $0                   N/A                $96,401(18)               $117,520

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Russell S. Reynolds, Jr.                  $25                  N/A                  $77,288                 $153,530
Audit Committee Member and
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Joseph M. Wikler
Audit Committee Member and
Regulatory & Oversight                 $25 (19)                N/A                $28,814(14)               $150,770
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Peter I. Wold
Audit Committee Member and             $25 (20)                N/A                $28,814(14)               $150,770
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------

1.       "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation
     Deferral Plan" (described below), if any.
2.       "Estimated Annual Benefits Upon Retirement' is based on a single life payment election with the assumption that a Trustee would retire at the age of 75 and would then have been eligible to receive retirement plan benefits with respect to certain Board I Funds, and in the case of Messrs. Downes, Galli and
     Wruble, with respect to ten other Oppenheimer funds that are not Board I Funds (the "Non-Board I Funds").
     The Board I Funds' retirement plan was frozen effective December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the
     Non-Board I Funds is being frozen effective December 31, 2007.
3.       Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
4.       Includes $33 deferred by Mr. Wruble under the "Compensation Deferral Plan".
5.       In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I funds, Mr. Wruble elected to have an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the Board I Funds'
     retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other Oppenheimer funds that are not the Non-Board I Funds. In lieu of receiving that estimated annual benefit, Mr. Wruble has elected to have an actuarially equivalent lump sum distributed to the Compensation Deferral Plan subsequent to the freezing of the Non-Board I Funds'
     retirement plan.
6.       Includes $140,000 paid to Mr. Wruble for serving as a director or trustee of the Non-Board I Funds.
7.       Mr. Downes was appointed as Trustee of the Board I Funds on August 1, 2007, which was subsequent to the freezing of the Board I retirement plan.
8.       This amount represents the estimated benefits that would be payable to Mr. Downes for serving as a director or trustee of the Non-Board I Funds. In lieu of receiving this estimated annual benefit, Mr. Downes has elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the
     Non-Board I Funds' retirement plan.
9.       Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
10.      In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I funds, Mr. Fink elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan.
11.      In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds, Mr. Galli elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I
     Funds. Mr. Galli has elected to receive this annual benefit in an annuity.
12.      Includes $140,000 paid to Mr. Galli for serving as a director or trustee of the Non-Board I Funds.
13.      Includes $27deferred by Mr. Griffiths under the Compensation Deferral Plan.
14.      In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I funds, this Trustee elected to have an actuarially equivalent lump sum amount contributed to his or her
     Compensation Deferral Plan account subsequent to the freezing of the Board I Funds' retirement plan.
15.      Includes $12 deferred by Ms. Miller under the Compensation Deferral Plan.
16.      Includes $4 deferred by Mr. Motley under the Compensation Deferral Plan.
17.      Mr. Randall retired from the Boards of the Board I Funds effective June 30, 2007.
18.      At retirement, Mr. Randall elected to receive the alternative benefit payment based on a joint and survivor factor, which resulted in a lower annual payment than the amount indicated here.
19.      Includes $12 deferred by Mr. Wikler under the Compensation Deferral Plan.
20.      Includes $12 deferred by Mr. Wold under the Compensation Deferral Plan.

         |X|  Retirement  Plan for  Trustees.  The  Board I Funds  adopted a  retirement  plan  that  provides  for payments  to retired  Independent  Trustees.  Payments  are up to 80% of the  average  compensation  paid  during a
Trustee's five years of service in which the highest  compensation  was received.  A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for  retirement  plan  benefits and must serve for at least 15 years to be  eligible  for the  maximum  benefit.  The Board has  frozen the  retirement plan with respect to new accruals as of December 31, 2006 (the "Freeze  Date").  Each Trustee  continuing  to serve on the Board of any of the Board I Funds  after the Freeze Date (each such  Trustee a  "Continuing  Board  Member")
may elect to have his accrued  benefit as of that date (i.e., an amount  equivalent to the actuarial  present value of his benefit  under the  retirement  plan as of the Freeze Date) (i) paid at once or over time,  (ii) rolled into the  Compensation  Deferral Plan described  below, or (iii) in the case of Continuing Board Members having at least
7 years of  service  as of the  Freeze  Date paid in the form of an annual  benefit  or joint and  survivor  annual benefit.  The Board  determined to freeze the  retirement  plan after  considering  a recent trend among  corporate boards of directors to forego retirement plan payments in favor of current compensation.

         |X|  Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral  Plan for
Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect a fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

         |X|  Major Shareholders.  As of April 4, 2008, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

         OppenheimerFunds, Inc., c/o Kristie Feinberg, Building 2, 6803 South Tucson Way, Centennial, CO
         80112-3924, which owned 2,510,000 shares (99.85% of the shares then outstanding).

                  |X|      The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|      Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The
Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102.

|X|      Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies")
held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy
Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and
(2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines
provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines'
provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o        The Fund generally votes with the recommendation of the issuer's management on routine matters,

                  including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.

o        The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.

o        In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o        The Fund opposes proposals to classify the board of directors.
o        The Fund supports proposals to eliminate cumulative voting.
o        The Fund opposes re-pricing of stock options without shareholder approval.
o        The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the
                  Fund opposes plans it considers to be excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended
June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

      The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the
Fund under an investment advisory agreement between the Manager and the Fund (the "Advisory Agreement").  The
Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         Under the terms of the Advisory Agreement, the Manager is entitled to an advisory fee equal to an annual rate of 0.35% of the Fund's assets.  The Manager, however, has contractually agreed to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the
Independent Trustees.  Although the Fund does not compensate the Manager directly for its services under the
Advisory Agreement, the Manager may benefit from the fees paid by separately managed account clients who have retained OFI PI or certain of its affiliates to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program.  The Manager is responsible for paying expenses it incurs in providing advisory services to the Fund.

         The Advisory Agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Under the
Advisory Agreement, responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

Under the Advisory Agreement, the Fund is required to pay expenses not expressly assumed by the Manager under the
Advisory Agreement.  The Advisory Agreement lists examples of expenses required to be paid by the Fund.  The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. As stated above, the Manager has contractually agreed to waive all fees and pay or reimburse all expenses of the Fund, including those payable under the Advisory
Agreement, except extraordinary expenses, transfer agent fees and fees paid to the Independent Trustees. The management fees paid by the Fund to the Manager during the fiscal period July 23, 2007 through December 31, 2007:

--------------------------------------- -----------------------------------------------------------------------------

          Fiscal Year ended                                Management Fees Paid to OppenheimerFunds, Inc.
             December 31:

--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------

                 2007                                                         $ 39,361

--------------------------------------- -----------------------------------------------------------------------------

         The Advisory Agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the Advisory
Agreement relates.

         The Advisory Agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the
Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio Managers.  The Fund's portfolio is managed by a team of investment professionals comprised of Angelo
Manioudakis, Benjamin J. Gord, Geoffrey Caan, Antulio N. Bomfim and Thomas Swaney (each is referred to as a
"Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

                 Other Accounts Managed by the Portfolio Managers. In addition to managing the Fund's investments, the portfolio managers also manage other investment portfolios and accounts. The following table provides information regarding the other portfolios and accounts managed by the portfolio managers as of December
31, 2007 none of which have a performance-based advisory fee:

     Portfolio Manager       Registered   Total Assets   Other Pooled  Total Assets in     Other     Total Assets
                                         in Registered                   Other Pooled
                             Investment    Investment     Investment      Investment                   in Other
                             Companies     Companies       Vehicles        Vehicles      Accounts      Accounts
                              Managed      Managed(1)      Managed        Managed(1)      Managed    Managed (1,2)
     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Angelo Manioudakis          15        $15,041.0          0               $0             6          $811.0

     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Benjamin J. Gord            17        $29,905.0          7             $318.0           7          $703.0

     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Geoffrey Caan               17        $29,905.0          7             $318.0           7          $703.0

     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Antulio Bomfim              17        $29,905.0          7             $318.0           7          $703.0

     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Thomas Swaney               17        $29,905.0          7             $318.0           7          $703.0

     ---------------------------------------------------------------------------------------------------------------
     1.  In millions.
     2.  Does not include personal accounts of Portfolio Managers and their families, which are subject to the
     Code of Ethics.

         As indicated above, each of the Portfolio Managers also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the
Fund.  Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.
It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Managers. The Fund's Portfolio Managers are employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' financial interests with those of the funds and accounts they manage, and their respective shareholders and investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of the date of this Statement of Additional Information, each Portfolio Manager's compensation consisted primarily of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the
Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

         To attract and retain qualified investment management personnel, the Manager regularly reviews the base pay component of each portfolio manager to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper -
Intermediate Investment Grade Debt Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio
Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Managers.
The compensation structure of other portfolios managed by the Portfolio Managers is different from the compensation structure of the Fund, described above. A portion of the Portfolio Managers' compensation with regard to those portfolios may, under certain circumstances, include an amount based in part on the amount of the portfolios' management fee.

        Ownership of Fund Shares.  As of December 31, 2007, the Portfolio Manager(s) did not own any
shares of the Fund.

                  Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement (the "advisory agreement") is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding.
However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the
Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund.
The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

         The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

         Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the
Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of
Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the
Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.
The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

         During the fiscal period July 23, 2007 through December 31, 2007, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal period ended December 31, 2007, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

------------------------------------------- ---------------------------------------------------------------

     Fiscal Period Ended December 31,               Total Brokerage Commissions Paid by the Fund*

------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------

                   2007                                                $ 1,947

------------------------------------------- ---------------------------------------------------------------

   *   Amounts do not include spreads or commissions on principal transactions on a net trade basis.

         Payments to Fund Intermediaries

         The Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Oppenheimer funds, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o        Shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o        Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o        These types of payments may reflect compensation for marketing support, support provided in offering the
                    Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

o        The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this Statement of Additional Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o        transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o        program support, such as expenses related to including the Oppenheimer funds in wrap-fee programs; or
o        placement on a wrap program sponsor's list of offered funds and providing representatives of the

             Distributor with access to a sponsor's sales meetings, sales representatives and management representatives.

Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2007, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer and Centennial funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or the Distributor for marketing or program support:

1st Global Capital Co.                                   Legend Equities Corp.
Advantage Capital Corp.                                  Lincoln Benefit National Life
Aegon USA                                                Lincoln Financial Advisors Corp.
Aetna Life Insurance & Annuity Co.                       Lincoln Investment Planning, Inc.
AG Edwards & Sons, Inc.                                  Linsco Private Ledger Financial
AIG Financial Advisors                                   Massachusetts Mutual Life Insurance Co.
AIG Life Variable Annuity                                McDonald Investments, Inc.
Allianz Life Insurance Co.                               Merrill Lynch Pierce Fenner & Smith, Inc.
Allmerica Financial Life Insurance & Annuity Co.         Merrill Lynch Insurance Group
Allstate Life Insurance Co.                              MetLife Investors Insurance Co.
American Enterprise Life Insurance                       MetLife Securities, Inc.
American General Annuity Insurance                       Minnesota Life Insurance Co.
American Portfolios Financial Services, Inc.             MML Investor Services, Inc.
Ameriprise Financial Services, Inc.                      Mony Life Insurance Co.
Ameritas Life Insurance Co.                              Morgan Stanley & Co., Inc.
Annuity Investors Life Insurance Co.                     Multi-Financial Securities Corp.
Associated Securities Corp.                              Mutual Service Corp.
AXA Advisors LLC                                         NFP Securities, Inc.
AXA Equitable Life Insurance Co.                         Nathan & Lewis Securities, Inc.
Banc One Securities Corp.                                National Planning Corp.
Cadaret Grant & Co., Inc.                                Nationwide Financial Services, Inc.
CCO Investment Services Corp.                            New England Securities Corp.
Charles Schwab & Company, Inc.                           New York Life Insurance & Annuity Co.
Chase Investment Services Corp.                          Oppenheimer & Co.
Citicorp Investment Services, Inc.                       PFS Investments, Inc.
Citigroup Global Markets Inc.                            Park Avenue Securities LLC
CitiStreet Advisors LLC                                  Phoenix Life Insurance Co.
Citizen's Bank of Rhode Island                           Plan Member Securities
Columbus Life Insurance Company                          Prime Capital Services, Inc.
Commonwealth Financial Network                           Primevest Financial Services, Inc.
Compass Group Investment Advisors                        Protective Life Insurance Co.
CUNA Brokerage Services, Inc.                            Prudential Investment Management Services LLC
CUSO Financial Services, LLP                             Raymond James & Associates, Inc.
E*TRADE Clearing LLC                                     Raymond James Financial Services, Inc.
Edward  Jones                                            RBC Dain Rauscher Inc.
Essex National Securities, Inc.                          Royal Alliance Associates, Inc.
Federal Kemper Life Assurance Co.                        Securities America, Inc.
Financial Network                                        Security Benefit Life Insurance Co.
Financial Services Corp.                                 Security First-Metlife Investors Insurance Co.
GE Financial Assurance                                   SII Investments, Inc.
GE Life & Annuity                                        Signator Investors, Inc.
Genworth Financial, Inc.                                 Sorrento Pacific Financial LLC
GlenBrook Life & Annuity Co.                             Sun Life Assurance Co. of Canada
Great West Life & Annuity Co.                            Sun Life Insurance & Annuity Co. of New York
GWFS Equities, Inc.                                      Sun Life Annuity Co. Ltd.
Hartford Life Insurance Co.                              SunTrust Bank
HD Vest Investment Services, Inc.                        SunTrust Securities, Inc.
Hewitt Associates LLC                                    Thrivent Financial Services, Inc.
IFMG Securities, Inc.                                    Towers Square Securities, Inc.
ING Financial Advisers LLC                               Travelers Life & Annuity Co.
ING Financial Partners, Inc.                             UBS Financial Services, Inc.
Invest Financial Corp.                                   Union Central Life Insurance Co.
Investment Centers of America, Inc.                      United Planners Financial Services of America
Jefferson Pilot Life Insurance Co.                       Wachovia Securities, Inc.
Jefferson Pilot Securities Corp.                         Walnut Street Securities, Inc.
John Hancock Life Insurance Co.                          Waterstone Financial Group
JP Morgan Securities, Inc.                               Wells Fargo Investments
Kemper Investors Life Insurance Co.                      Wescom Financial Services

For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager or the Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

1st Global Capital Co.                                        Lincoln Investment Planning, Inc.
AG Edwards                                                    Lincoln National Life Insurance Co.
ACS HR Solutions                                              Linsco Private Ledger Financial
ADP                                                           Massachusetts Mutual Life Insurance Company
AETNA Life Ins & Annuity Co.                                  Matrix Settlement & Clearance Services
Alliance Benefit Group                                        McDonald Investments, Inc.
American Enterprise Investments                               Mercer HR Services
American Express Retirement Service                           Merrill Lynch
American United Life Insurance Co.                            Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.                           MetLife
Ameritrade, Inc.                                              MFS Investment Management
AMG (Administrative Management Group)                         Mid Atlantic Capital Co.
AST (American Stock & Transfer)                               Milliman USA
AXA Advisors                                                  Morgan Keegan & Co, Inc.
Bear Stearns Securities Co.                                   Morgan Stanley Dean Witter
Benefit Administration Company, LLC                           Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.                                  Nathan & Lewis Securities, Inc.
Benefit Consultants Group                                     National City Bank
Benefit Plans Administration                                  National Deferred Comp
Benetech, Inc.                                                National Financial
Bisys                                                         National Investor Services Co.
Boston Financial Data Services                                Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                                     Newport Retirement Services, Inc.
Citigroup Global Markets Inc.                                 Northwest Plan Services, Inc.
CitiStreet                                                    NY Life Benefits
City National Bank                                            Oppenheimer & Co, Inc.
Clark Consulting                                              Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.                          Pershing LLC
DA Davidson & Co.                                             PFPC
DailyAccess Corporation                                       Piper Jaffray & Co.
Davenport & Co, LLC                                           Plan Administrators, Inc.
David Lerner Associates, Inc.                                 Plan Member Securities
Digital Retirement Solutions, Inc.                            Primevest Financial Services, Inc.
DR, Inc.                                                      Principal Life Insurance Co.
Dyatech, LLC                                                  Prudential Investment Management Services LLC
E*Trade Clearing LLC                                          PSMI Group, Inc.
Edward D Jones & Co.                                          Quads Trust Company
Equitable Life / AXA                                          Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.                               Reliance Trust Co.
ExpertPlan, Inc.                                              Reliastar Life Insurance Company
FASCore LLC                                                   Robert W Baird & Co.
Ferris Baker Watts, Inc.                                      RSM McGladrey
Fidelity                                                      Scott & Stringfellow, Inc.
First Clearing LLC                                            Scottrade, Inc.
First Southwest Co.                                           Southwest Securities, Inc.
First Trust - Datalynx                                        Standard Insurance Co
First Trust Corp                                              Stanley, Hunt, Dupree & Rhine
Franklin Templeton                                            Stanton Group, Inc.
Geller Group                                                  Sterne Agee & Leach, Inc.
Great West Life                                               Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.                            Sun Trust Securities, Inc.
Hartford Life Insurance Co.                                   Symetra Financial Corp.
HD Vest Investment Services                                   T. Rowe Price
Hewitt Associates LLC                                         The 401k Company
HSBC Brokerage USA, Inc.                                      The Princeton Retirement Group Inc.
ICMA - RC Services                                            The Retirement Plan Company, LLC
Independent Plan Coordinators                                 TruSource Union Bank of CA
Ingham Group                                                  UBS Financial Services, Inc.
Interactive Retirement Systems                                Unified Fund Services (UFS)
Invesmart (Standard Retirement Services, Inc.)                US Clearing Co.
Janney Montgomery Scott, Inc.                                 USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.                                   USI Consulting Group
John Hancock                                                  VALIC Retirement Services
JP Morgan                                                     Vanguard Group
July Business Services                                        Wachovia
Kaufman & Goble                                               Web401K.com
Legend Equities Co.                                           Wedbush Morgan Securities
Legg Mason Wood Walker                                        Wells Fargo Bank
Lehman Brothers, Inc.                                         Wilmington Trust
Liberty Funds Distributor, Inc./Columbia Management

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the OFI PI at 1.800.453.9989 or by visiting the OppenheimerFunds Internet website at www.ofiprivateinvestments.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC.
Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

o        Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o        The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X|      Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

o        Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV l/n        - 1     = Average Annual Total Return
 P

o        Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD l/n         - 1   = Average Annual Total Return (After Taxes on Distributions)
 P

o        Average Annual Total Return (After Taxes on Distributions and Redemptions). The "average annual total return (after taxes on distributions and redemptions)" is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date)
resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR l/n         - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)
 P

o        Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return

----------------

       P
o        Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) it is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------------------------------------

The Fund's Total Returns for the Period Ended 12/31/07

---------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -----------------------------------------------------

                Cumulative Total Returns
           (1 Year or life-of-class, if less)                         Average Annual Total Returns

--------------------------------------------------------- -----------------------------------------------------
--------------------------------------------------------- -----------------------------------------------------

                                                                                 1-Year
                                                                      (or life of class, if less)

--------------------------------------------------------- -----------------------------------------------------
------------------------- ------------------------------- --------------- -------------------------------------

   After Sales Charge          Without Sales Charge        After Sales            Without Sales Charge
                                                              Charge

------------------------- ------------------------------- --------------- -------------------------------------
------------------------- ------------------------------- --------------- -------------------------------------

         4.61%                        4.61%                    N/A                        N/A

------------------------- ------------------------------- --------------- -------------------------------------

1. Inception of Class:     7/20/07

---------------------------------------------------------------------------------------

        Average Annual Total Returns for Class A1 Shares (After Sales Charge)
                       For the Periods Ended December 31, 2007

---------------------------------------------------------------------------------------
------------------------------------------- -------------------------------------------

                                                              1-Year
                                                   (or life of class, if less)

------------------------------------------- -------------------------------------------
------------------------------------------- -------------------------------------------

After Taxes on Distributions                                  3.65%

------------------------------------------- -------------------------------------------
------------------------------------------- -------------------------------------------

After Taxes on Distributions and                              3.05%
Redemption of Fund Shares

------------------------------------------- -------------------------------------------

               1. Inception of Class: 7/20/07

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The
Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X|      Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|      Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual funds monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is not yet rated.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

         |X|      Performance Rankings and Comparisons by Other Entities and Publications. From time to time the
Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and
Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. Government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds.
The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

                  ABOUT YOUR ACCOUNT

         How to Buy Shares.  The Fund currently offers one class of shares.  Shares of the Fund may be purchased by the public only by or on behalf of separately managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program.  Investors cannot purchase shares directly from the Fund.

         When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The Fund will not issue or re-register physical share certificates.
         Shares of the Fund are sold without a direct sales charge.  The Fund is an investment option for certain
"wrap-fee" program accounts managed by OFI PI, for which OFI PI receives compensation pursuant to an investment advisory agreement.  "Wrap-fee" program participants pay a "wrap-fee" to the sponsor of the program, which typically covers investment advice and transaction costs on trades executed with the sponsor or its affiliates.
You should read carefully the "wrap-fee" or other program brochure provided to you by the sponsor or your advisor.  The brochure is required to include information about the fees charged to you, and in the case of a
"wrap-fee" program, the fees paid by the sponsor to OFI PI.  You pay no additional fees or expenses to purchase or redeem shares of the Fund.

         The Fund or the Distributor may suspend the continuous offering of the Fund's shares at any time in response to conditions in the securities markets or otherwise and may resume offering shares from time to time.
Any order may be rejected by the Fund or the Distributor.  The Distributor is not permitted to withhold placing orders to benefit itself by a price change.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|      Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o        Equity securities traded on a U.S. securities exchange are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded, on that day, or

(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
                      "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
                      or

(3)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and

(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
         o        Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. Government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's
Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the
Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium.
If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned unpaid) causes a loss to be incurred when the NAV of the Fund's shares on the cancellation date is less than on the purchase date.  That loss is equal to the amount of the decline in the NAV per share multiplied by the number of shares in the purchase order.  The investor, through his or her "wrap-fee"
program sponsor, is responsible for that loss.  If the "wrap-fee" program sponsor on the investor's behalf fails to compensate the Fund for the loss, the Distributor will do so.  The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

         How to Sell Shares.  The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.  There will be no charge for redeeming shares of the Fund.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

         Payments "In Kind".  The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined.

If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the
Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share."
That valuation will be made as of the time the redemption price is determined.

         Involuntary Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $1,000 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

         Dividends, Capital Gains and Taxes

         Dividends and Distributions.  The Fund does not have a fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and distributions paid by the Fund will vary depending on market conditions and the composition of the Fund's portfolio.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market
Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer
Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisors with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.  Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the
Fund.

|X|      Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income including net income derived from an interest in a qualified publicly traded partnership.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S.
Government are treated as U.S. Government securities.

|X|      Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|      Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         Special rules also apply to regular dividends paid to individuals.  Such a dividend, with respect to taxable years beginning on or before December 31, 2010, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements.  Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses.  The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii)
the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year.  For this purpose, "qualified dividend income" generally means income from dividends received by the Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways.  However, qualified dividend income does not include any dividends received from tax-exempt corporations.  Also, dividends received by the Fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company.  In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income.  If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The
Fund currently intends to distribute any such amounts. If net long-term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid.
As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders.

         If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above.
In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

         Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year.  In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains.  The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue
Service.  By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  The Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

         So long as the Fund qualifies as a regulated investment company, if certain distribution requirements are satisfied and more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect for U.S. federal income tax purposes to treat any foreign income taxes paid by it as paid by its stockholders.  The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.  If the Fund makes the election, the amount of foreign income taxes paid by the Fund would be included in the income of its stockholders and each stockholder would be entitled (subject to certain limitations) to credit the amount included in his income against such stockholder's
United States tax due, if any, or to deduct such amount from such shareholder's U.S. taxable income, if any.
Shortly after any year for which it makes such an election, the Fund will report to its stockholders the amount per share of such foreign tax that must be included in each stockholder's gross income and the amount which will be available for deduction or credit.  In general, a stockholder may elect each year whether to claim deductions or credits for foreign taxes.  However, no deductions for foreign taxes may be claimed by a noncorporate stockholder who does not itemize deductions.  If a stockholder elects to credit foreign taxes, the amount of credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the stockholder's taxable income from foreign sources bears to his entire taxable income.
This limitation may be applied separately to certain categories of income and the related foreign taxes.
However, this limitation will not apply to an individual if, for the taxable year, the entire amount of such individual's gross income from sources outside of the U.S. consists of qualified passive income, the amount of creditable foreign taxes accrued or paid by the individual does not exceed $300 ($600 in the case of a joint return) and the individual elects to be exempt from the limitation.  As a general rule, if the Fund has made the appropriate election, a stockholder may treat as foreign source income the portion of any dividend paid by the
Fund which represents income derived from sources within foreign countries.  Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund will be considered to be
U.S.-source income and, therefore, the portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by other shareholders without other foreign source income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the U.S. Internal Revenue Service (the "IRS").

         Tax Effects of Redemptions of Shares.  If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the
U.S. Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income")
to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the United States Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S.
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         For taxable years beginning before January 1, 2008, properly designated dividends are generally exempt from United States federal withholding tax on non-resident aliens when they (i) are paid in respect of the Fund's
"qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10%
shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund's
"qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the
Fund's long-term capital loss for such taxable year).  However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from non resident alien withholding.  In order to qualify for this exemption from withholding, a
non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S.
status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

         Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from "U.S. real property interests" ("USRPIs").  The Code defines USRPIs to include direct holdings of U.S.
real property and any interest (other than an interest solely as a creditor) in "U.S. real property holding corporations."  The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50% of the fair market value of its USRPIs, its interests in real property located outside the United
States, plus any other assets it uses in a trade or business.  In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return.  To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a Real Estate Investment Trust ("REIT") or
(until December 31, 2007) a regulated investment company, the Internal Revenue Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35%
and would result in U.S. tax filing obligations for the foreign shareholder.

         A foreign shareholder, however, achieves a different result with respect to the gains from the sale of
USRPIs if the REIT or regulated investment company is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT that is regularly traded on an established United States securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the 1-year period ending on the date of the distribution.  In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described in this Statement of Additional Information. Foreign shareholders are urged to consult their own tax advisors or the IRS with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

         Additional Information About the Fund

         The Distributor.  OppenheimerFunds Distributor, Inc., a subsidiary of the Manager, acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares.  Under its General Distributor's
Agreement with the Fund, the Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing the Prospectus, other than those furnished to existing shareholders. The
Distributor is not obligated to sell a specific number of shares.  The Manager has contractually agreed to pay or reimburse the Fund for all fees and expenses payable under the General Distributor's Agreement.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. JPMorgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

         Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services. KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

         Legal Counsel.  Kramer Levin Naftalis & Frankel LLP serves as legal counsel to the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER SMA CORE BOND FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer SMA Core Bond Fund, including the statement of investments, as of
December 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period July 23, 2007
(commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer SMA Core Bond Fund as of December 31, 2007, the results of its operations, the statement of changes in net assets and the financial highlights for the period July 23, 2007 (commencement of operations) to December 31, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 12, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--4.2%
--------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4, 5.048%, 4/15/11 1             $     300,000   $     298,911
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed
Pass-Through Certificates, Series 2006-W FH4, Cl. A1, 4.915%, 11/25/36 1              120,951         120,042
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11,
Asset-Backed Certificates, Series 2005-11, Cl. AF2, 4.657%, 2/25/36                    40,000          39,759
--------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2007-3, Cl. A3, 5.378%, 6/15/12 1,2                                            260,000         258,861
--------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                                                 60,000          59,822
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-WMC1,
Mtg. Asset-Backed Certificates, Series 2006-WMC1, Cl. A2B, 5.005%, 1/25/37 1          106,918         105,565
--------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 4.965%, 7/1/36 1                                              130,000         126,589
--------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 4.905%, 9/25/36 1                                            54,182          52,940
                                                                                                --------------
Total Asset-Backed Securities (Cost $1,067,551)                                                     1,062,489

--------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--76.5%
--------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--51.1%
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--51.1%
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2351, Cl. PZ, 6.50%, 8/15/31                                                   542,756         561,981
Series 2538, Cl. F, 5.628%, 12/15/32 1                                                188,142         189,500
Series 2592, Cl. F, 5.778%, 12/15/32 1                                                219,048         221,365
Series 2691, Cl. MG, 4.50%, 10/15/33                                                  310,000         282,914
Series 2750, Cl. XG, 5%, 2/1/34                                                       200,000         187,235
Series 2754, Cl. PE, 5%, 2/15/34                                                      276,000         260,737
Series 2844, Cl. PE, 6.50%, 6/15/34                                                   211,000         198,419
Series 2890, Cl. PE, 5%, 11/1/34                                                      200,000         189,410
Series 2936, Cl. PE, 5%, 2/1/35                                                       262,000         246,853
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 2989, Cl. TS, 7.582%, 6/15/25 3                          915,264          72,706
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 11/25/19                                                                       770,474         758,027
4.50%, 5/25/19 4                                                                      776,170         763,631
5%, 3/25/18-9/25/33                                                                 1,854,787       1,847,437
5%, 1/1/22 5                                                                          260,000         260,284
5%, 11/25/33 6                                                                      1,027,599       1,004,335
5.50%, 11/25/32-5/25/34                                                             2,936,505       2,940,321
5.50%, 1/1/22 5                                                                       200,000         202,594
6%, 12/25/33                                                                        1,037,049       1,055,350
6%, 1/1/22 5                                                                          460,000         470,709

                                                                                    PRINCIPAL
                                                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 2001-74, Cl. QE, 6%, 12/25/31                                             $     484,284   $     495,760
Trust 2003-130, Cl. CS, 4.37%, 12/25/33 1                                             118,984         112,512
Trust 2005-59, Cl. NQ, 4.713%, 5/25/35 1                                              118,982         118,998
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2003-26, Cl. XS, 10.603%, 3/25/23 3                                           1,071,303         112,186
Trust 2003-52, Cl. NS, 7.228%, 6/25/23 3                                              381,256          38,181
Trust 2006-43, Cl. SJ, 6.146%, 6/25/36 3                                              511,535          37,972
Trust 2543, Cl. UB, 9.104%, 11/15/21 3                                                631,175          51,487
Trust 342, Cl. 2, 3.515%, 9/1/33 3                                                    628,969         147,264
Trust 351, Cl. 9, 8.812%, 10/1/34 3                                                   720,103         171,527
Trust 354, Cl. 2, 5.133%, 11/1/34 3                                                   242,826          58,633
                                                                                                --------------
                                                                                                   13,058,328

--------------------------------------------------------------------------------------------------------------
NON-AGENCY--25.4%
--------------------------------------------------------------------------------------------------------------
COMMERCIAL--9.9%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                      50,000          49,416
--------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                            260,000         259,959
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                              120,000         119,873
--------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5:
Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 1A1, 5.265%, 10/25/36 1                                           187,464         177,830
Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 1A13, 5.315%, 10/25/36 1                                           89,657          87,664
--------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2006-8, Cl. 2A1, 4.895%, 1/25/46 1                   68,636          67,770
--------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
Commercial Mtg. Obligations, Series 2006-C1, Cl. A2, 5.512%, 2/15/39                  160,000         161,685
--------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                  48,179          46,375
--------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39              330,000         332,042
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                            360,000         364,796
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                             250,000         255,333
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                            140,000         140,204
--------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                30,000          30,145
Series 2007-C1, Cl. A4, 5.424%, 2/11/40                                               100,000         100,626

                                                                                    PRINCIPAL
                                                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------

COMMERCIAL Continued
WaMu, Mtg. Pass-Through Certificates:
Series 2003-AR9, Cl. 2A, 4.047%, 9/25/33 1                                      $      87,249   $      86,749
Series 2006-AR8, Cl. 2A1, 6.133%, 8/25/36 1                                           258,721         258,674
                                                                                                --------------
                                                                                                    2,539,141

--------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.102%, 9/25/36 1          205,783         206,238
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.10%, 3/25/36 1            232,572         230,847
                                                                                                --------------
                                                                                                      437,085

--------------------------------------------------------------------------------------------------------------
MULTIFAMILY--9.5%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                                              140,145         139,638
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 1                                             166,345         165,057
--------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.802%, 10/25/36 1                                             91,469          92,172
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 1A3A, 5.894%, 7/25/36 1           71,312          71,946
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                             140,000         133,826
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                             110,000         104,486
--------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.122%, 1/19/34 1                                            120,790         122,269
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 1                                          158,519         154,903
Series 2007-HY1, Cl. 1A1, 5.695%, 4/25/37 1                                           172,695         173,444
--------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                100,000          95,716
Series 2005-AR4, Cl. 2A1, 5.292%, 7/19/35 1                                           185,590         186,232
--------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.152%, 11/25/35 1                                          275,001         274,783
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.007%, 6/25/37 1                               226,205         227,460
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.993%, 12/25/34 1             53,027          52,286
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1, 3.54%, 9/25/34 1                43,669          43,004
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.547%, 3/25/35 1            33,033          32,769

                                                                                    PRINCIPAL
                                                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------

MULTIFAMILY Continued
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 1     $      53,734   $      53,301
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36 1                                           83,920          84,549
Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 1                                           114,216         114,860
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2. Cl. 2A6, 5.10%, 3/25/36 1             48,118          47,761
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36 1            48,954          48,746
                                                                                                --------------
                                                                                                    2,419,208

--------------------------------------------------------------------------------------------------------------
RESIDENTIAL--4.3%
Chase Mortgage Finance Trust Series 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                     60,000          58,996
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO,
Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                                              140,000         135,111
--------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR,
Mtg. Pass-Through Certificates, Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36 1             70,000          70,323
--------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates,
Series 2007-S1, Cl. 3A1, 5.004%, 8/1/22 1                                             260,391         256,851
--------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                                          251,176         249,655
Series 2007-HY6, Cl. 2A1, 5.702%, 6/25/37 1                                           163,253         161,205
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.535%, 4/1/36 1            100,162          91,039
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust,
Mtg. Pass-Through Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                    90,948          90,487
                                                                                                --------------
                                                                                                    1,113,667
                                                                                                --------------
Total Mortgage-Backed Obligations (Cost $19,165,166)                                               19,567,429

--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.3%
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 9/30/12 (Cost $84,592)                                      85,000          88,008

--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--14.3%
--------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                        100,000         101,947
--------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 7                                           300,000         261,564
--------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                         30,000          30,274
--------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                          50,000          48,055
--------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 8                                 200,000         158,456
--------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                      55,000          56,859

                                                                                    PRINCIPAL
                                                                                       AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 1                               $      45,000   $      47,122
--------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                80,000          72,451
--------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 8                                          120,000         119,624
--------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                    100,000         100,375
--------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 2                                        80,000          79,900
--------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                      58,000          57,420
--------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                 220,000         210,045
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                     90,000          75,678
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                         215,000         194,755
--------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 7,8                                   400,000         326,393
--------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                300,000         278,010
--------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                            150,000         153,856
--------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 1                                210,000         193,064
--------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                           155,000         155,000
--------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                            50,000          52,713
--------------------------------------------------------------------------------------------------------------
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                                                    90,000          89,154
4.70% Nts., 6/30/09                                                                    60,000          59,430
--------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                           100,000         120,063
--------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                             150,000         177,321
--------------------------------------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                                          10,000           9,760
4% Nts., 1/15/09                                                                      105,000         101,178
--------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                30,000          31,285
--------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 2                                          150,000         141,938
--------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                   120,000         122,798
--------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                    25,000          25,809
                                                                                                --------------
Total Corporate Bonds and Notes (Cost $3,698,504)                                                   3,652,297

                                                                                       SHARES
--------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY--8.2%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.03% 9,10 (Cost $2,086,864)                                                 2,086,864       2,086,864

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $26,102,677)                                          103.5%     26,457,087
--------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (3.5)       (892,432)
                                                                                ------------------------------
NET ASSETS                                                                              100.0%  $  25,564,655
                                                                                ==============================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of December
31, 2007 was $480,699, which represents 1.88% of the Fund's net assets. See Note
7 of accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $689,956 or 2.70% of the Fund's net assets as of December 31, 2007.

4. All or a portion of the security was segregated by the Fund in the amount of
$643,000, which represented 100.11% of the market value of securities sold short. See Note 1 of accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after
December 31, 2007. See Note 1 of accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $99,469. See Note 5 of accompanying Notes.

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $901,857 or 3.53% of the Fund's net assets as of December 31, 2007.

9. Rate shown is the 7-day yield as of December 31, 2007.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES         GROSS         GROSS              SHARES
                                            JULY 23, 2007     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund, Cl. E                               --    31,366,171    29,279,307           2,086,864

                                                                                                 DIVIDEND
                                                                                VALUE              INCOME
---------------------------------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund, Cl. E                                                  $ 2,086,864   $         164,577

                                                                            PRINCIPAL
                                                                               AMOUNT
                                                                           SOLD SHORT               VALUE
---------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(2.5)%
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 1/1/37 (Proceeds $639,966)        $  (643,000)  $        (642,297)

---------------------------------------------------------------------------------------------
FUTURE CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
---------------------------------------------------------------------------------------------

                                                                                  UNREALIZED
                                        NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS         DATE        VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------

U.S. Long Bonds                   Buy          22      3/19/08   $2,560,250      $   (17,101)
U.S. Treasury Nts., 2 yr.        Sell           8      3/31/08    1,682,000           (2,099)
U.S. Treasury Nts., 5 yr.        Sell          11      3/31/08    1,213,094           (3,266)
U.S. Treasury Nts., 10 yr.        Buy           2      3/19/08      226,781              638
                                                                                 ------------
                                                                                 $   (21,828)
                                                                                 ============

------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------------------

                                                      BUY/SELL   NOTIONAL         PAY/                    PREMIUM
SWAP                 REFERENCE                          CREDIT     AMOUNT      RECEIVE   TERMINATION        PAID/
COUNTERPARTY         ENTITY                         PROTECTION     (000S)   FIXED RATE          DATE   (RECEIVED)       VALUE
------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc:
                     CDX.NA.IG.9 Index                    Sell       $475        0.600%     12/20/12    $  (2,968)  $  (3,491)
                     CDX.NA.IG.9 Index                    Sell        240        0.600      12/20/12       (1,807)     (1,764)
                     Dillard's, Inc.                      Sell         45        1.900      12/20/08           --        (297)
                     iStar Financial, Inc.                Sell         70        4.400      12/20/12           --       1,212
                     Merrill Lynch & Co., Inc.            Sell        255        0.680       9/20/08           --      (2,170)
                     Six Flags, Inc.                      Sell         65        8.250      12/20/08           --        (916)
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                     ArvinMeritor, Inc.                   Sell        105        2.750       9/20/08           --        (375)
                     Beazer Homes USA, Inc.               Sell        105        7.000       6/20/08           --      (3,700)
                     Intelsat Ltd.                        Sell         65        3.450       9/20/08           --        (358)
                     Pulte Homes, Inc.                    Sell        150        3.450       9/20/09           --      (1,666)
                     Quebecor World, Inc.                 Sell        100        2.600       9/20/08           --      (8,998)
                     Saks, Inc.                           Sell        105        2.000       9/20/08           --        (323)
                     The Goodyear Tire &
                     Rubber Co.                           Sell        100        1.550       9/20/08           --         218
                     TXU Corp.                            Sell         20        5.910      12/20/12           --         579
                     TXU Corp.                            Sell         20        6.050      12/20/12           --         687
                     TXU Corp.                            Sell         25        6.000      12/20/12           --         723
                     Vale Overseas Ltd.                   Sell        125        1.270       8/20/17           --        (560)
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                     ABX.HE.AA.06-2 Index                 Sell         30        0.170       5/25/46       (3,600)    (11,435)
                     Capital One Bank                      Buy         40        1.800      12/20/12           --         513
                     Capital One Bank                      Buy         75        1.700      12/20/12           --       1,325
                     CDX.NA.IG.9 Index                    Sell        955        0.600      12/20/12       (5,755)     (7,201)
                     CDX.NA.IG.9 Index                    Sell        475        0.600      12/20/12       (2,707)     (3,581)
                     CDX.NA.HY.8 Index                    Sell         55        2.750       6/20/12       (4,774)     (2,731)

                                                      BUY/SELL   NOTIONAL         PAY/                    PREMIUM
SWAP                 REFERENCE                          CREDIT     AMOUNT      RECEIVE   TERMINATION        PAID/
COUNTERPARTY         ENTITY                         PROTECTION     (000S)   FIXED RATE          DATE   (RECEIVED)       VALUE
------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG: Continued
                     CDX.NA.HY.8 Index                    Sell       $ 55        2.750%      6/20/12    $  (3,330)  $  (2,731)
                     CDX.NA.HY.8 Index                    Sell         20        2.750       6/20/12       (2,414)       (993)
                     CDX.NA.HY.8 Index                    Sell         55        2.750       6/20/12       (3,786)     (2,731)
                     Centex Corp.                         Sell        100        1.550       9/20/09           --      (4,521)
                     Citigroup, Inc.                      Sell        150        1.200       9/20/08           --      (3,888)
                     Countrywide Home
                     Loans, Inc.                          Sell         65        3.250       9/20/08           --      (8,426)
                     CVRD Inco Ltd.                        Buy        125        0.660       9/20/17           --        (789)
                     Georgia-Pacific Corp.                Sell        100        1.750       9/20/08           --         633
                     Intelsat Ltd.                        Sell         25        2.850       9/20/08           --        (154)
                     iStar Financial, Inc.                Sell        120        2.925      12/20/08           --      (2,289)
                     iStar Financial, Inc.                Sell         70        3.000      12/20/08           --      (1,285)
                     iStar Financial, Inc.                Sell         10        4.320      12/20/12           --         112
                     Lehman Brothers
                     Holdings, Inc.                       Sell        130        1.410       9/20/08           --          23
                     MBIA, Inc.                           Sell        125        1.300       9/20/08           --      (6,966)
                     Merrill Lynch & Co., Inc.            Sell        125        1.850       6/20/08           --         403
                     Owens-Illinois, Inc.                 Sell         55        1.250       9/20/08           --         122
                     Standard Pacific Corp.               Sell        105        6.400       9/20/08           --      (6,035)
                     The Bear Stearns Cos., Inc.          Sell        255        2.350       9/20/08           --         525
                     TXU Corp.                            Sell        190        2.550       9/20/08           --        (313)
                     Washington Mutual, Inc.              Sell         15        4.500      12/20/08           --         (80)
                     Washington Mutual, Inc.              Sell         80        4.500      12/20/08           --        (427)
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                     Capital One Bank                      Buy         45        1.800      12/20/12           --         722
                     Dole Food Co., Inc.                  Sell        100        3.450       9/20/08           --        (316)
                     D.R. Horton, Inc.                    Sell        190        4.200      12/20/08           --         (92)
                     General Mills, Inc.                  Sell        190        0.400      12/20/12           --         (83)
                     K. Hovnanian
                     Enterprises, Inc.                    Sell        100        7.500       9/20/08           --      (9,867)
                     Levi Strauss & Co.                   Sell        100        1.600       9/20/08           --        (430)
                     Morgan Stanley                       Sell        255        0.640       9/20/08           --      (1,085)
                     Residential Capital LLC              Sell         60        5.000       6/20/08       (7,800)     (6,567)
                     Rite Aid Corp.                       Sell        100        3.250       9/20/08           --      (1,336)
                     Saks, Inc.                           Sell        100        1.700       9/20/08           --        (406)
                     Tenet Healthcare Corp.               Sell        100        4.900       3/20/09           --       1,801
                     Toys "R" Us, Inc.                    Sell        100        3.250       9/20/08           --        (742)
                     Univision
                     Communications, Inc.                 Sell         15        3.000      12/20/08           --         (93)
                     Univision
                     Communications, Inc.                 Sell        140        3.000      12/20/08           --        (529)
                     Washington Mutual, Inc.              Sell         35        4.400      12/20/08           --        (319)

                                                      BUY/SELL   NOTIONAL         PAY/                    PREMIUM
SWAP                 REFERENCE                          CREDIT     AMOUNT      RECEIVE   TERMINATION        PAID/
COUNTERPARTY         ENTITY                         PROTECTION     (000S)   FIXED RATE          DATE   (RECEIVED)       VALUE
------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital Services, Inc.:
                     ABX.HE.AA.06-2 Index                 Sell       $ 40        0.170%      5/25/46    $  (4,000)  $ (15,004)
                     CDX.NA.IG.9 Index                    Sell        295        0.600      12/20/12       (2,336)     (2,234)
                     Countrywide Home
                     Loans, Inc.                          Sell        315        0.750       9/20/08           --     (41,570)
                     First Data Corp.                     Sell        105        3.600       9/20/08           --       1,019
                     Ford Motor Co.                       Sell        190        6.050      12/20/17           --     (16,107)
                     General Motors Corp.                 Sell        130        5.050      12/20/17           --     (15,044)
                     Harrah's Operating Co., Inc.         Sell        190        2.200       9/20/08           --      (1,045)
                     J.C. Penney Co., Inc.                Sell         70        1.300      12/20/17           --      (2,765)
                     J.C. Penney Co., Inc.                Sell         60        1.070      12/20/17           --      (3,370)
                     Kohl's Corp.                          Buy        105        0.870      12/20/17           --       1,757
                     Kohl's Corp.                          Buy         90        0.660      12/20/17           --       2,947
                     Lehman Brothers
                     Holdings, Inc.                       Sell        125        0.700       9/20/10           --      (2,102)
                     Lennar Corp.                         Sell        190        2.900      12/20/08           --      (7,233)
                     Residential Capital LLC              Sell         15        5.000       6/20/08       (2,025)     (1,804)
                     Residential Capital LLC              Sell         15        5.000       6/20/08       (2,175)     (1,804)
                     Residential Capital LLC              Sell         35        5.000       6/20/08       (5,075)     (4,210)
                     Residential Capital LLC              Sell        150        6.120       9/20/08           --     (24,528)
                     Sara Lee Corp.                        Buy        190        0.418       9/20/12           --        (893)
                                                                                                        ----------------------
                                                                                                        $ (54,552)  $(237,451)
                                                                                                        ======================

-------------------------------------------------------------------------------------------
INTEREST RATE SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
-------------------------------------------------------------------------------------------

SWAP                          NOTIONAL     PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY                    AMOUNT    THE FUND      THE FUND          DATE       VALUE
-------------------------------------------------------------------------------------------

                                            Three-
                                         Month USD
Credit Suisse International   $280,000   BBA LIBOR         5.428%       8/7/17    $ 19,288
-------------------------------------------------------------------------------------------
                                            Three-
                                         Month USD
Deutsche Bank AG               230,000   BBA LIBOR         5.445        8/8/17      17,564
                                                                                  ---------
                                                                                  $ 36,852
                                                                                  =========

Index abbreviation is as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
---------------------------------------------------------------------------------------------------------------

SWAP                          NOTIONAL                 PAID BY             RECEIVED BY   TERMINATION
COUNTERPARTY                    AMOUNT                THE FUND                THE FUND          DATE     VALUE
---------------------------------------------------------------------------------------------------------------

Barclays Bank plc:
                                                                      If positive, the
                                                                   Total Return of the
                                              If negative, the    Lehman Brothers U.S.
                                         absolute value of the           CMBS AAA 8.5+
                                          Lehman Brothers U.S.             Index minus
                              $400,000     CMBS AAA 8.5+ Index         20 basis points        6/1/08   $ 6,713
                                                                      If positive, the
                                                                   Total Return of the
                                              If negative, the    Lehman Brothers U.S.
                                         absolute value of the           CMBS AAA 8.5+
                                          Lehman Brothers U.S.             Index minus
                               100,000     CMBS AAA 8.5+ Index         25 basis points        5/1/08     1,674
                                                                      If positive, the
                                                                   Total Return of the
                                              If negative, the    Lehman Brothers U.S.
                                         absolute value of the           CMBS AAA 8.5+
                                          Lehman Brothers U.S.              Index plus
                               870,000     CMBS AAA 8.5+ Index         55 basis points        5/1/08    17,436
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                      If positive, the
                                                                   Total Return of the
                                              If negative, the    Lehman Brothers U.S.
                                         absolute value of the           CMBS AAA 8.5+
                                          Lehman Brothers U.S.             Index minus
                               270,000     CMBS AAA 8.5+ Index         45 basis points        2/1/08     4,709
                                                                      If positive, the
                                                                   Total Return of the
                                              If negative, the    Lehman Brothers U.S.
                                         absolute value of the           CMBS AAA 8.5+
                                          Lehman Brothers U.S.              Index plus
                               790,000     CMBS AAA 8.5+ Index         60 basis points        2/1/08    14,468
                                                                      If positive, the
                                                                   Total Return of the
                                              If negative, the    Lehman Brothers U.S.
                                         absolute value of the           CMBS AAA 8.5+
                                          Lehman Brothers U.S.              Index plus
                                60,000     CMBS AAA 8.5+ Index         25 basis points        2/1/08     1,081

SWAP                          NOTIONAL                 PAID BY            RECEIVED BY    TERMINATION
COUNTERPARTY                    AMOUNT                THE FUND               THE FUND           DATE     VALUE
---------------------------------------------------------------------------------------------------------------

                                              If negative, the        If positive, the
                                         absolute value of the     Total Return of the
Lehman Brothers                           Lehman Brothers U.S.    Lehman Brothers U.S.
Special Financing, Inc.       $340,000     CMBS AAA 8.5+ Index     CMBS AAA 8.5+ Index        2/1/08   $ 6,004
---------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                                                                      If positive, the
                                              If negative, the     Total Return of the
                                         absolute value of the    Lehman Brothers U.S.
                                          Lehman Brothers U.S.     CMBS AAA 8.5+ Index
                               800,000     CMBS AAA 8.5+ Index   minus 40 basis points        6/1/08    12,232
                                                                      If positive, the
                                              If negative, the     Total Return of the
                                         absolute value of the    Lehman Brothers U.S.
                                          Lehman Brothers U.S.     CMBS AAA 8.5+ Index
                               400,000     CMBS AAA 8.5+ Index    plus 90 basis points        6/1/08     6,460
                                                                      If positive, the
                                              If negative, the     Total Return of the
                                         absolute value of the    Lehman Brothers U.S.
                                          Lehman Brothers U.S.     CMBS AAA 8.5+ Index
                               648,000     CMBS AAA 8.5+ Index    plus 65 basis points       1/31/08    10,363
                                                                      If positive, the
                                              If negative, the     Total Return of the
                                         absolute value of the    Lehman Brothers U.S.
                                          Lehman Brothers U.S.     CMBS AAA 8.5+ Index
                               500,000     CMBS AAA 8.5+ Index   plus 110 basis points       1/31/08     8,144
                                                                                                       --------
                                                                                                       $89,284
                                                                                                       ========

Index abbreviation is as follows:

CMBS      Commercial Mortgage Backed Securities

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $24,015,813)                                                    $24,370,223
Affiliated companies (cost $2,086,864)                                                         2,086,864
                                                                                             ------------
                                                                                              26,457,087
---------------------------------------------------------------------------------------------------------
Cash                                                                                              29,985
---------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $35,522)                                                      113,888
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 639,966
Interest and dividends                                                                           157,169
Futures margins                                                                                    9,985
Other                                                                                              1,123
                                                                                             ------------
Total assets                                                                                  27,409,203

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Short positions, at value (proceeds of $639,966)--see accompanying statement of investments      642,297
---------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $19,030)                                                      225,203
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis                                 930,049
Shareholder communications                                                                           826
Shares of beneficial interest redeemed                                                               295
Trustees' compensation                                                                               159
Other                                                                                             45,719
                                                                                             ------------
Total liabilities                                                                              1,844,548

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $25,564,655
                                                                                             ============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $     2,514
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    25,134,989
---------------------------------------------------------------------------------------------------------
Accumulated net investment gain                                                                   93,035
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                      60,629
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       273,488
                                                                                             ------------
NET ASSETS--applicable to 2,513,728 shares of beneficial interest outstanding                $25,564,655
                                                                                             ============

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $     10.17

STATEMENT OF OPERATIONS  For the Period Ended December 31, 2007 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $   477,391
--------------------------------------------------------------------------------
Dividends from affiliated companies                                     164,577
--------------------------------------------------------------------------------
Fee income                                                                  149
                                                                    ------------
Total investment income                                                 642,117

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          39,361
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              41,250
--------------------------------------------------------------------------------
Shareholder communications                                                2,377
--------------------------------------------------------------------------------
Trustees' compensation                                                      267
--------------------------------------------------------------------------------
Custodian fees and expenses                                                  36
--------------------------------------------------------------------------------
Other                                                                     2,108
                                                                    ------------
Total expenses                                                           85,399
Less waivers and reimbursements of expenses                             (85,132)
                                                                    ------------
Net expenses                                                                267

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   641,850

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                 137,781
Closing and expiration of futures contracts                             220,832
Short positions                                                          (2,285)
Swap contracts                                                         (122,168)
                                                                    ------------
Net realized gain                                                       234,160
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                             354,410
Futures contracts                                                       (21,828)
Short positions                                                          (2,331)
Swap contracts                                                          (56,763)
                                                                    ------------
Net change in unrealized appreciation                                   273,488

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,149,498
                                                                    ============

1. For the period from July 23, 2007 (commencement of operations) to December
31, 2007.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED DECEMBER 31,                                                                                                   2007 1
----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               $    641,850
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                                        234,160
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                                    273,488
                                                                                                                    --------------
Net increase in net assets resulting from operations                                                                   1,149,498

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                                    (642,334)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                                     (80,012)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions                                            25,037,503

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                                        25,464,655
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                      100,000 2
                                                                                                                    --------------
End of period (including accumulated net investment gain of $93,035
for the period ended December 31, 2007)                                                                             $ 25,564,655
                                                                                                                    ==============

1. For the period from July 23, 2007 (commencement of operations) to December
31, 2007.

2. Reflects the value of the Manager's initial seed money investment on May 14,
2007.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED DECEMBER 31,                                              2007 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $       10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                   .26
Net realized and unrealized gain (loss)                                   .20
                                                                ----------------
Total from investment operations                                          .46
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.26)
Distributions from net realized gain                                     (.03)
                                                                ----------------
Total dividends and/or distributions to shareholders                     (.29)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $       10.17
                                                                ================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                       4.61%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $      25,565
--------------------------------------------------------------------------------
Average net assets (in thousands)                               $      25,034
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                    5.78%
Total expenses                                                           0.77%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                       0.00% 5
--------------------------------------------------------------------------------
Portfolio turnover rate 6                                                  48%

1. For the period from July 23, 2007 (commencement of operations) to December
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage related securities as follows:

                             PURCHASE TRANSACTIONS          SALE TRANSACTIONS
      -----------------------------------------------------------------------
      Period Ended December 31, 2007   $21,170,290                $20,971,756

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer SMA Core Bond Fund (the "Fund") is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to seek total return by investing mainly in debt instruments. The Fund's investment adviser is OppenheimerFunds,
Inc. (the "Manager"). The Fund was organized on May 14, 2007 and began operations on July 23, 2007.

      Shares of the Fund may be purchased only by or on behalf of separately managed account clients ("wrap-fee" accounts) who have retained OFI Private
Investments Inc. or certain of its affiliates (individually or collectively referred to as "OFI PI"), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program. As of December 31, 2007, 100% of the shares were owned by the Manager and its affiliates.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S.
securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a
"delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                             WHEN-ISSUED OR DELAYED
                                        DELIVERY BASIS TRANSACTIONS
             ------------------------------------------------------
             Purchased securities                          $930,049

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                            NET UNREALIZED
                                                              APPRECIATION
                                                          BASED ON COST OF
                                                            SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED    ACCUMULATED      OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM           LOSS     FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1         TAX PURPOSES
      --------------------------------------------------------------------
      $778                   $41,440         $3,417               $388,376

1. The Fund had $3,417 of straddle losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for December 31, 2007.
Net assets of the Fund were unaffected by the reclassifications.

                                                         REDUCTION
                               REDUCTION        TO ACCUMULATED NET
                      TO ACCUMULATED NET             REALIZED GAIN
                         INVESTMENT LOSS            ON INVESTMENTS
                      --------------------------------------------
                                 $93,519                   $93,519

The tax character of distributions paid during the period ended December 31,
2007 was as follows:

                                                      PERIOD ENDED
                                                 DECEMBER 31, 2007
                      --------------------------------------------
                      Distributions paid from:
                      Ordinary income                    $ 642,334
                      Long-term capital gain                80,012
                                                         ---------
                      Total                              $ 722,346
                                                         =========

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                      Federal tax cost of securities          $ 26,102,677

                      Federal tax cost of other investments       (895,640)
                                                              ------------
                      Total federal tax cost                  $ 25,207,037
                                                              ============

                      Gross unrealized appreciation           $    605,835
                      Gross unrealized depreciation               (217,459)
                                                              ------------
                      Net unrealized appreciation             $    388,376
                                                              ============

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                            PERIOD ENDED DECEMBER 31, 2007 1,2
                                        SHARES          AMOUNT
---------------------------------------------------------------
Sold                                 2,503,728    $ 25,037,500
Dividends and/or
distributions reinvested                   104           1,055
Redeemed                                  (104)         (1,052)
                                     -------------------------
Net increase                         2,503,728    $ 25,037,503
                                     =========================

1. For the period from July 23, 2007 (commencement of operations) to December
31, 2007.

2. The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on May 14, 2007.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended
December 31, 2007, were as follows:

                                              PURCHASES           SALES
        ---------------------------------------------------------------
        Investment securities               $23,466,066    $ 6,621,120
        U.S. government and government
        agency obligations                      279,943        199,014
        To Be Announced (TBA)
        mortgage-related securities          21,170,290     20,971,756

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. The Manager has contractually agreed to waive the entire amount of its investment advisory fee, which is 0.35%, and the Fund does not pay any other fee for the Manager's services. A portion of the "wrap-fee" that investors pay to the "wrap-fee" program sponsor may be attributed to the management of the
Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the period ended December 31, 2007, the
Fund paid no fees to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the independent
Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program sponsor. During the period ended December 31,
2007, the Manager waived management fees in the amount of $39,361. During the period ended December 31, 2007, the Manager reimbursed expenses in the amount of
$45,771.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of
Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------

6. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed
by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of
Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the
Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counter-parties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the
Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counter-parties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets
(determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                                              Appendix A

                                                         RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.
Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking;
and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity.
Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating  assigned by Standard & Poor's.  The obligor's  capacity to meet its financial commitment on the obligation is extremely strong.

AA: An  obligation  rated "AA" differ from the highest rated  obligations  only in small  degree.  The obligor's  capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in  circumstances  and economic  conditions than obligations in higher-rated  categories.  However,  the obligor's capacity to meet its financial  commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable to  nonpayment  than other  speculative  issues.  However,  they face major ongoing uncertainties  or  exposure to adverse  business,  financial,  or economic  conditions  which could lead to the  obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations  rated "BB", but the obligor  currently has the capacity to meet its financial  commitment on the  obligation.  Adverse  business,  financial,  or economic  conditions  will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated  debt or preferred stock  obligations  rated "C" are currently highly vulnerable to nonpayment.  The "C" rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar  action taken,  but payments on this  obligation are being continued.  A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an obligation are not made on the date due even if the  applicable  grace period has not expired,  unless  Standard & Poor's  believes  that such  payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA',
`AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o        Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+)
designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and
"local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains.
Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C"
ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Oppenheimer SMA Core Bond Fund

Internet Website:
         www.ofiprivateinvestments.com

Investment Manager

         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York 11245

Independent Registered Public Accounting Firm
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel

            Kramer Levin Naftalis & Frankel LLP
         1177 Avenue of the Americas
         New York, NY  10036

PX0843.001.0408

                               OPPENHEIMER SMA CORE BOND FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. - Exhibits

(a)      Declaration of Trust dated June 5, 2006:  Previously filed with the Initial Registration Statement of the Registrant (Reg. No. 333-135513), (6/30/06), and incorporated herein by reference.

(b)      By-Laws dated June 5, 2006: Previously filed with the Initial Registration Statement of the Registrant
(Reg. No. 333-135513), (6/30/06), and incorporated herein by reference.

(c)      Not applicable.

(d)      Investment Advisory Agreement: Previously filed with Registrant's Pre-Effective Amendment No. 2,
(6/22/07), and incorporated herein by reference.

(e)      (i) General Distributor's Agreement:  Previously filed with Registrant's Pre-Effective Amendment No. 2,
(6/22/07), and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iii)    Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

         (v)     Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield
Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi)   Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)      (i)  Amended and Restated Retirement Plan for Non-Interested Trustees or Directors dated 1/1/05:
Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special
Minerals Fund (Reg. No. 2-82590), (10/25/01), and incorporated herein by reference.

         (ii)  Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with
Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533),
(2/20/08), and incorporated herein by reference.

(g)       Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective
Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719),
(10/23/06), and incorporated herein by reference.

(h)      Fee Waiver and Expense Reimbursement Agreement:  Previously filed with Registrant's Pre-Effective
Amendment No. 2, (6/22/07), and incorporated herein by reference.

(i)      Opinion and Consent of Counsel: Previously filed with Registrant's Pre-Effective Amendment No. 2,
(6/22/07), and incorporated herein by reference.

(j)      Independent Registered Public Accounting Firm's Consent:  Filed herewith.

(k)      Not applicable.

(l)      Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant's
Pre-Effective Amendment No. 2, (6/22/07), and incorporated herein by reference.

(m)      (i) Not applicable.

(n)    Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/29/07:
Previously filed with the Initial Registration Statement of Oppenheimer Portfolio Series Fixed
Income Investor Fund (Reg. No. 333-146105), (9/14/07), and incorporated herein by reference.

(o)       Power of Attorney for all Trustees/Directors and Brian Wixted dated February 14,
2008: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of
Oppenheimer Transition 2025 Fund (Reg. No. 333-147847), (2/20/08), and incorporated herein by reference.

(p)     Amended and Restated Code of Ethics of the Oppenheimer Funds dated August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105), (09/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification
Reference is made to the provisions of Article Ninth of Registrant's Declaration of Trust filed as Exhibit 23(a)
to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding)
is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Treasurer of Centennial  Asset Management  Corporation;  Vice President and
Vice President                           Assistant Treasurer of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Adams                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        Assistant Secretary of Centennial Asset Management Corporation.
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicole Andersen,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dmitri Artemiev                          Formerly (until January 2007) Analyst/Developer at Fidelity Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Aynsley,                            Formerly Vice President at Kepler Equities (December 2006 - February 2008)
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of Shareholder Services, Inc. (since March 2006).
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Barnes,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Vice  President  (Sales  Manager  of  the  International  Division)  of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emanuele Bergagnine,                     Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial   Asset   Management   Corporation;   Assistant   Secretary   of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Blanchard,                         Formerly Fund Accounting  Manager at  OppenheimerFunds,  Inc. (April 2006 -
Assistant Vice President                 February 2008).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Senior Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David J. Bowers                          Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Britton,                         Formerly  CTO/Managing  Director of IT  Infrastructure  at GMAC Residential
Vice President                           Funding Corporation (October 2000 - October 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Garrett C. Broadrup,                     Formerly  an  Associate  at Davis Polk & Wardwell  (October  2002 - October
Vice President & Assistant Counsel       2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Holly Broussard,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Roger Buckley,                           Formerly  Manager  in  Infrastructure  (February  2006 -  April  2006)  and
Assistant Vice President                 Manager in Finance (May 2006 - February 2008) at OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
JoAnne Butler,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Calandrella,                   Formerly  Director  of  Empower  Network  (March  2007 -  September  2007);
Assistant Vice President                 formerly HR Manager of Arrow Electronics, Inc. (June 1998 - March 2007).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dale William Campbell,                   Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        Vice  President  of   OppenheimerFunds   Distributor,   Inc.,   Shareholder
Vice President                           Services, Inc. and Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Chibnik,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Clark,                          Formerly  Manager  at  OppenheimerFunds,  Inc.  (February  2006 -  February
Assistant Vice President                 2008).  Assistant Vice President at Shareholder  Financial Services,  Inc.,
                                         Shareholder Services, Inc., and  OFI Private Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements,                     None
Senior Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Closs,                            Formerly  (until  January 2007)  Development  Manager at  OppenheimerFunds,
Assistant Vice President                 Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Cole,                              Formerly Manager at OppenheimerFunds, Inc (May 2006 - January 2008).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Compton,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lauren Coulston,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Terry Crady,                             Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rushan Dagli,                            Vice  President  of OFI Private  Investments  Inc.,  Shareholder  Financial
Vice President                           Services, Inc. and Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jason Davis,                             Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Dawson,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Delano,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kendra Delisa,                           Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Damaris De Los Santos,                   Formerly Senior Account Executive (July 2003 - February 2008).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sara Donahue,                            Formerly (until November 2006) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alicia Dopico,                           Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rachel Fanopoulos,                       Formerly Manager (until August 2007) at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          None
Vice President and Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        Assistant Treasurer of Oppenheimer Acquisition Corp.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Ferguson,                        Formerly Senior Marketing  Manager at ETrade (June 2006 - January 2007) and
Assistant Vice President                 Senior Marketing Manager at Axa Financial (April 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Fling,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant  Vice  President  of   OppenheimerFunds   Legacy  Program;   Vice
Senior Vice President                    President of HarbourView Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Secretary of OFI Trust Company (since December 2007).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Gapay,                           Formerly (as of January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    None
Senior Vice President & Assistant
Secretary
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Glenn,                             Formerly Tax Manager at  OppenheimerFunds,  Inc.  (December 2006 - February
Assistant Vice President                 2008).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Raquel Granahan,                         Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Senior Vice President                    OppenheimerFunds Distributor, Inc., and OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley Hebert,                          Manager at OppenheimerFunds, Inc. (October 2004 - February 2008).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Herrmann,                         Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin Hetrick,                        Manager   at  AIM   Investments   (May  2001  -  May   2006);   Manager  at
Assistant Vice President                 OppenheimerFunds, Inc (May 2006 - December 2007).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eivind Holte,                            Formerly Vice President at U.S. Trust (June 2005 - October 2007)
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant   Secretary  of   Oppenheimer   Real  Asset   Management,   Inc.,
Vice President & Associate Counsel       HarbourView  Asset  Management   Corporation,   OFI   Institutional   Asset
                                         Management,  Inc.  (since  April  2006) and Trinity  Investment  Management
                                         Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jason Hubersberger,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Andrew Huddleston,                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Douglas Huffman,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Vice President                           January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds International Distributor Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jin Jo,                                  Formerly Audit Manager at Deloitte & Touche LLP (as of August 2007)
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amee Kantesaria,                         Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and             (May 2005-December 2006).
Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Kennedy,                           Formerly self-employed (December 2005 - September 2006).
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            None
Vice President & Marketing Compliance
Manager
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Kim,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Audrey Kiszla,                           Formerly Vice President at First Horizon Merchant Services  (December 2005-
Vice President                           May 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Klassen,                            Vice  President  of OFI Private  Investments  Inc.,  Shareholder  Financial
Vice President                           Services,  Inc. and Shareholder  Financial Services,  Inc.;  Assistant Vice
                                         President  of   OppenheimerFunds   Legacy   Program  and   OppenheimerFunds
                                         Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Knott,                           President and Director of  OppenheimerFunds  Distributor,  Inc.;  Executive
Executive Vice President                 Vice President of OFI Private Investments Inc.;  Executive Vice President &
                                         Director of Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Kohn,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tatyana Kosheleva,                       Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
S. Arthur Krause,                        Formerly Product Manager of OppenheimerFunds, Inc. (as of January 2007).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alexander Kurinets,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    Senior Vice President of OFI Private  Investments  Inc., OFI  Institutional
Senior Vice President                    Asset Management, Inc., and Trinity Investment Management Corporation
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior  Vice  President  and  Chief   Operating   Officer  of  OFI  Private
Senior Vice President                    Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Livengood,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christina Loftus,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ian Loughlin,                            Formerly Financial Analysis Manager at OppenheimerFunds,  Inc. (June 2005 -
Assistant Vice President                 February 2008).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Senior Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Senior Vice President                    President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Maley,                           Formerly Operations Manager at Bear Stearns (June 2005 - February 2008).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Martin,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis,                   Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI  Institutional  Asset  Management,  Inc.; Vice President of Oppenheimer
                                         Real Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McCanna,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neil McCarthy,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John McCullough,                         Formerly  Relationship  Management and Sales Representative at John Hancock
Vice President                           Funds (April 2004 - April 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI  Institutional  Asset  Management,  Inc.; Chief
                                         Executive  Officer,  President,  Senior  Managing  Director and Director of
                                         HarbourView Asset Management Corporation;  Chairman, President and Director
                                         of  Trinity  Investment  Management   Corporation  and  Vice  President  of
                                         Oppenheimer Real Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William McNamara,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary McNamee,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Miller,                            Formerly  Assistant  Vice President at AXA  Distributors,  LLC (July 2005 -
Vice President                           February 2008).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    Senior Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sarah Morrison,                          Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulcahy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, Chief                          President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial Services, Inc.; Director of OppenheimerFunds  Distributor,  Inc.,
                                         OFI Institutional  Asset Management,  Inc., Trinity  Investment  Management
                                         Corporation,  Tremont Group Holdings,  Inc.,  HarbourView  Asset Management
                                         Corporation and OFI Private  Investments Inc.;  Executive Vice President of
                                         Massachusetts  Mutual Life Insurance  Company;  Director of DLB Acquisition
                                         Corporation;  a  member  of the  Investment  Company  Institute's  Board of
                                         Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Nasta,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Nichols,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Ogren,                              Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Olson,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          Assistant Treasurer of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Treasurer  of  Oppenheimer  Acquisition  Corp.;  Senior Vice  President  of
Senior Vice President & Chief            HarbourView Asset Management Corporation since February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Polak,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jodi Pullman,                            Formerly  Product  Manager  at  OppenheimerFunds,   Inc.  (January  2007  -
Assistant Vice President                 February  2008);  Senior Project Manager at  OppenheimerFunds,  Inc. (March
                                         2006 - January 2007).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Raeke,                           Formerly (as of July 2007) Vice President at MFS Investment Management.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jason Reuter,                            Formerly  Manager  at  OppenheimerFunds,  Inc.  (February  2006 -  February
Assistant Vice President                 2008).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor,  Inc.; President and
Senior Vice President                    Director of Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucille Rodriguez,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Royce,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Torpey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Salerno,                            Formerly  (as  of  May  2007)   Separate   Account   Business   Liaison  at
Assistant Vice President                 OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Savallo,                            Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Beth Schellhorn,                    Formerly  Human  Resources  Generalist at Misys Banking  Systems  (November
Assistant Vice President                 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Schmitz,                        Assistant Secretary of HarbourView Asset Management  Corporation.  Formerly
Assistant Vice President                 Fund  Accounting  Manager  at  OppenheimerFunds,   Inc.  (November  2004  -
                                         February 2008).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Schneider,                       Formerly Human Resources Manager at ADT Security Services  (December 2001 -
Assistant Vice President                 July 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Navin Sharma,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tammy Sheffer,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Dugan Sheridan,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicholas Sherwood,                       Formerly Manager at OppenheimerFunds, Inc. (February 2006 - February 2008).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Skatrud,                         Formerly (as of March 2007) Corporate Bond Analyst at Putnam Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Smith,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Snogren                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Stein,                             Formerly Vice President of Client Services at XAware,  Inc. (October 2002 -
Vice President                           August 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView  Asset  Management  Corporation;  Vice
Senior Vice President                    President of OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin Stewart,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter Strzalkowski,                      Vice  President  of  HarbourView  Asset  Management,  Inc.  Formerly (as of
Vice President                           August 2007) Founder/Managing Partner at Vector Capital Management.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carole Sumption,                         Formerly Vice President at Policy Studies, Inc. (July 2003 - April 2007).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Toomey,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyatt,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ryan Virag,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jake Vogelaar,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Wachter,                            Formerly Manager at OppenheimerFunds, Inc.  (March 2005 - February 2008).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Darren Walsh,                            President  and  Director  of  Shareholder  Financial  Services,   Inc.  and
Executive Vice President                 Shareholder  Services,  Inc.  Formerly  General  Manager  and  Senior  Vice
                                         President of Comverse (December 2005 - September 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Walsh,                           Vice President of OFI Private Investments.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah Weaver,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Senior Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Assistant Vice President,
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell Williams,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Wimer,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial   Asset   Management   Corporation;   Vice   President   of  OFI
                                         Institutional  Asset  Management,  Inc; serves on the Board of the Colorado
                                         Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meredith Wolff,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of OppenheimerFunds  Distributor,  Inc., Director of Tremont Group
President, Chief Investment Officer &    Holdings,   Inc.,   HarbourView   Asset  Management   Corporation  and  OFI
Director                                 Institutional  Asset  Management,   Inc.  (since  June  2003).   Management
                                         Director of Oppenheimer Acquisition Corp. (since December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoff Youell,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack,                          General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc., OFI Private Investments Inc.;  Executive Vice
                                         President,  General Counsel and Director of OFI Trust Company; Director and
                                         Assistant  Secretary  of  OppenheimerFunds   International   Limited;  Vice
                                         President,  Secretary and General Counsel of Oppenheimer Acquisition Corp.;
                                         Director  and  Assistant   Secretary  of   OppenheimerFunds   International
                                         Distributor  Limited;  Vice President of  OppenheimerFunds  Legacy Program;
                                         Vice  President  and Director of  Oppenheimer  Partnership  Holdings  Inc.;
                                         Director of OFI Institutional Asset Management, Ltd.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli, Jr.                      Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
Vice President                           Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
         Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
         Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
         Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above,  Shareholder  Financial Services,  Inc.,  Shareholder  Services,
Inc.,  OppenheimerFunds Services,  Centennial Asset Management Corporation,  and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.
The  address  of  OppenheimerFunds,   Inc.,  OppenheimerFunds  Distributor,   Inc.,  HarbourView  Asset  Management
Corporation,  Oppenheimer  Acquisition  Corp., OFI Private  Investments Inc., OFI  Institutional  Asset Management,
Inc.  Oppenheimer  Real Asset  Management,  Inc. and OFI Trust Company is Two World Financial  Center,  225 Liberty
Street, 11th Floor, New York, New York 10281-1008.
The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.
The address of OppenheimerFunds International Ltd. is 70 Sir John Rogerson's Quay, Dublin 2, Ireland.
The address of Trinity  Investment  Management  Corporation  is 301 North Spring Street,  Bellefonte,  Pennsylvania
16823.
The address of  OppenheimerFunds  International  Distributor  Limited is Suite 1601, Central Tower, 28 Queen's Road
Central, Hong Kong.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 26(b)
above (except Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

------------------------------------------------ ------------------------------------ ---------------------------------
Name & Principal                                 Position & Office                    Position and Office
Business Address                                 with Underwriter                     with Registrant
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Timothy Abbhul(1)                                Vice President and Treasurer         None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Agan(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Anthony Allocco(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janette Aprilante(2)                             Secretary                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Apostolopoulos(1)                         Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Barker                                     Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen Beichert(1)                             Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rocco Benedetto(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Beringer                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rick Bettridge                                   Vice President                       None
11504 Flowering Plum Lane
Highland,  UT  84003
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David A. Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                             Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Bracchi                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Brennan(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joshua Broad(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin E. Brosmith                                Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                 Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ross Burkstaller                                 Vice President                       None
211 Tulane Drive SE
Albuquerque, NM 87106
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Campbell(1)                              Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Caruso                                    Vice President                       None
15 Deforest Road
Wilton, CT 06897
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donelle Chisolm(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Andrew Chonofsky                                 Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Melissa Clayton(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Colby(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rodney Constable(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Susan Cornwell(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Neev Crane                                       Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Daley                                    Vice President                       None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Fredrick Davis                                   Vice President                       None
14431 SE 61st Street
Bellevue, WA 98006
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Davis(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                        Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Dombrower                                 Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George P. Dougherty                              Vice President                       None
328 Regency Drive
North Wales, PA 19454
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Beth Arthur Du Toit(1)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent M. Elwell                                   Vice President                       None
35 Crown Terrace
Yardley, PA 19067
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gregg A. Everett                                 Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George R. Fahey                                  Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric C. Fallon                                   Vice President                       None
10 Worth Circle
Newton, MA 02458
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Fereday                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joseph Fernandez                                 Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark J. Ferro                                    Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric P. Fishel                                   Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick W. Flynn                                 Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John E. Forrest(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jayme D. Fowler                                  Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Friebel                                  Vice President                       None
2919 St. Albans Forest Circle
Glencoe, MO 63038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alyson Frost(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Fuerman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charlotte Gardner(1)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lucio Giliberti                                  Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Gottesman                                Vice President                       None
255 Westchester Way
Birmingham, MI 48009
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Raquel Granahan(4)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ralph Grant                                      Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kahle Greenfield(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Grill(2)                                  Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Grossjung                                   Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael D. Guman                                 Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James E. Gunter                                  Vice President                       None
603 Withers Circle
Wilmington, DE 19810
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Garrett Harbron                                  Vice President                       None
8895 Hillsboro Road
Valles Mines, MO 63087
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin J. Healy(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Henry(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Hoelscher(1)                            Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William E. Hortz(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward Hrybenko(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Amy Huber(1)                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Husch                                   Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Hyland(2)                                Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Keith Hylind(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                              Vice President & Assistant   Assistant Secretary
                                                 Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric K. Johnson                                  Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elyse Jurman                                     Vice President                       None
5486 NW 42 Ave
Boca Raton, FL 33496
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Kasa                                     Vice President                       None
4250 Park Newport #302
Newport Beach, CA 92660
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Keffer(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Keogh(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian Kiley(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lisa Klassen(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Klein                                    Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Knott(1)                                 President and Director               None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brent A. Krantz                                  Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Kristenson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David T. Kuzia                                   Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Lange(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jesse Levitt(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Libby(2)                                   Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric J. Liberman                                 Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Malissa Lischin(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Loftus(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Loncar                                    Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Maddox(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Malik                                    Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven C. Manns                                  Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Todd A. Marion                                   Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael McDonald                                 Vice President                       None
11749 S Cormorant Circle
Parker, CO 80134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John C. McDonough                                Senior Vice President                None
533 Valley Road
New Canaan, CT 06840
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent C. McGowan                                  Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Medina                                  Vice President                       None
3009 Irving Street
Denver, CO 80211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Meerman                                  Vice President                       None
4939 Stonehaven Drive
Columbus, OH 43220
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Saul Mendoza                                     Vice President                       None
503 Vincinda Crest Way
Tampa FL 33619
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark Mezzanotte                                  Vice President                       None
16 Cullen Way
Exeter, NH 03833
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew L. Michaelson                            Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Noah Miller(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Clint Modler(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Moser                                     Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David W. Mountford                               Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gzim Muja                                        Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Mulcahy(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy Jean Murray                                Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John S. Napier                                   Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Nasta(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher Nicholson(2)                         Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradford G. Norford                              Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alan Panzer                                      Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Maria Paster(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donald Pawluk(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Perkes                                  Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Perry                                      Vice President                       None
3900 Fairfax Drive Apt 813
Arlington, VA 22203
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles K. Pettit(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Aaron Pisani(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rachel Powers                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nicole Pretzel                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Minnie Ra                                        Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Dusting Raring                                   Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael A. Raso                                  Vice President                       None
3 Vine Place
Larchmont, NY 10538
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard E. Rath                                  Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ramsey Rayan(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William J. Raynor(5)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Corry Read(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ruxandra Risko(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David R. Robertson(2)                            Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ian M. Roche                                     Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Rock                                     Vice President                       None
9016 Stourbridge Drive
Huntersville, NC 28078
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Sabow                                     Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Saunders                                    Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Schmitt                                   Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Schories                                 Vice President                       None
3 Hill Street
Hazlet, NJ 07730
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Sexton(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Sharp                                       Vice President                       None
862 McNeill Circle
Woodland, CA 95695
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Debbie A. Simon                                  Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryant Smith                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher M. Spencer                           Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John A. Spensley                                 Vice President                       None
375 Mallard Court
Carmel, IN 46032
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Staples                                  Vice President                       None
4255 Jefferson St Apt 328
Kansas City, MO 64111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alfred St. John(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Stein                                      Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Stoma(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Strauss(3)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Summe                                   Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Sussman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George T. Sweeney                                Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Taylor(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Martin Telles(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Paul Temple(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Troy Testa                                       Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David G. Thomas                                  Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                              Vice President and Chief             Vice President and Chief
                                                 Compliance Officer                   Compliance Officer
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Vincent Vermete(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Lediard Ward                             Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Teresa Ward(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janeanne Weickum(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael J. Weigner                               Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donn Weise                                       Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Chris G. Werner                                  Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Catherine White(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ryan Wilde(1)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Wimer(2)                                   Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donna Winn(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Winters                                    Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Wisneski(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kurt Wolfgruber(2)                               Director                             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Meredith Wolff(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Wood(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cary Patrick Wozniak                             Vice President                       None
18808 Bravata Court
San Diego, CA 92128
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Charles Young                               Vice President                       None
3914 Southwestern
Houston, TX 77005
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jill Zachman(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert G. Zack(2)                                General Counsel & Director           Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Zito(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th
day of April, 2008.

                                                     OPPENHEIMER SMA CORE BOND FUND

                                                     By:  John V. Murphy*
                                                     --------------------------------------------------
                                                     John V. Murphy, President, Principal
                                                     Executive Officer, & Trustee

Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

Brian F. Wruble*                            Chairman of the                             April 29, 2008
Brian F. Wruble                             Board of Trustees

John V. Murphy*                             President, Principal                        April 29, 2008
John V. Murphy                              Executive Officer and Trustee

Brian W. Wixted*                            Treasurer, Principal                        April 29, 2008
Brian W. Wixted                             Financial & Accounting Officer

David K. Downes*                            Trustee                                     April 29, 2008
David K. Downes

Matthew P. Fink*                            Trustee                                     April 29, 2008
Matthew P.Fink

Robert G. Galli*                            Trustee                                     April 29, 2008
Robert G. Galli

Phillip A. Griffiths*                       Trustee                                     April 29, 2008
Phillip A. Griffiths

Mary F. Miller*                             Trustee                                     April 29, 2008
Mary F. Miller

Joel W. Motley*                             Trustee                                     April 29, 2008
Joel W. Motley

Russell S. Reynolds, Jr.*                   Trustee                                     April 29, 2008
Russell S. Reynolds, Jr.

Joseph M. Wikler*                           Trustee                                     April 29, 2008
Joseph M. Wikler

Peter I. Wold*                              Trustee                                      April 29, 2008
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                                          OPPENHEIMER SMA CORE BOND FUND

                                           Post-Effective Amendment #1

                                       Registration Statement No. 333-135513

                                                   EXHIBIT INDEX

Exhibit No.              Description

23(j)                    Independent Registered Public Accounting Firm's Consent